[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm                    September 22, 1997



Dear Fellow Shareholder:

I am writing to ask for your vote on an important matter that will affect your investment in the John Hancock Utilities Fund.

Since its inception in February 1994, your Fund has been managed to be a relatively conservative stock mutual fund, seeking growth and income in historically lower-risk, dividend-paying utilities stocks. Recent consolidation and deregulation trends in the public utility industries, however, have increased the volatility of this sector considerably. Often thought of as a "safe haven" for conservative stock investors seeking income, utilities stocks have become more appropriate for more aggressive investors.

Considering these recent fundamental changes to the public utilities sector and your Fund's specialized investment focus, your Fund's Trustees are concerned that the Fund's consistent returns and relatively low volatility will be hard to maintain in the future. Accordingly, your Trustees are recommending the merger of your Fund into the John Hancock Growth and Income Fund, another growth and income fund with a broader investment approach. The Growth and Income Fund offers you the opportunity to participate in a wide range of investment opportunities, often including utilities stocks, while seeking the highest total return that is consistent with reasonable safety of capital. The Growth and Income Fund also offers you a larger asset base, which can help protect your investment through greater diversification.

This proposed merger has been unanimously approved by your Fund's Board of Trustees, who believe it will benefit you and your fellow shareholders. The proposed merger is detailed in the enclosed proxy statement and summarized in the questions and answers on the following page. I suggest you read both thoroughly before voting.


Your Vote Makes a Difference!
No matter what the size of your investment may be, your vote is critical. I urge you to review the enclosed materials and to complete, sign and return the enclosed proxy ballot to us immediately. Your prompt response will help avoid the need for additional mailings at your Fund's expense. For your convenience, we have provided a postage-paid envelope.


If you have any questions or need additional information, please call your investment professional or your Customer Service Representative at 1-800-225-5291, Monday through Friday between 8:00 A.M. and 8:00 P.M. Eastern Time. I thank you for your prompt vote on this matter.


                                                     Sincerely,

                                                     /s/ Edward J. Boudreau, Jr.

                                                     Edward J. Boudreau, Jr.
                                                     Chairman and CEO

Q: What has changed in the utilities industry?


A: Recent legislative changes have decreased the amount of regulation in the utilities sector, making it more feasible for mergers and acquisitions to occur. As utilities companies begin to respond to this deregulation, the performance of utilities stocks is expected to change significantly. The utilities industry's new landscape involves increased consolidation and competition, which could create significant and uncharacteristic volatility for utilities stocks. This volatility exceeds the risk parameters of your Fund. Historically, these stocks have been considered "safe haven" investments for conservative investors, but we can no longer assume these stocks will deliver their typical consistent income and stable growth in the future.


Q: What are the benefits of merging the Utilities Fund into the Growth and Income Fund?

A: As you know, your Fund is limited only to investments in the public utility sector. The Growth and Income Fund, on the other hand, invests in stocks of companies from a wide range of industries, including utilities stocks. As a Growth and Income Fund shareholder, you can continue to participate in the utilities sector while opening your portfolio to a broad range of opportunities in other industries. This diversification will provide you with access to many more investment opportunities, while making your investment less dependent upon the success of one sector.

Q: How has the Growth and Income Fund performed?


A: Although past performance does not necessarily guarantee future results, the Growth and Income Fund has been a steady performer over its more than 48-year history. The Growth and Income Fund is ranked #24 our of 547 funds in Lipper Analytical Services, Inc.'s Growth & Income funds category over the past year as of June 30, 1997.* Its Class A shares have posted average annual total returns of 29.48% over the past year, 16.06% over the past five years and 12.64% over the past ten years at public offering price as of June 30, 1997. The Fund's Class B shares have posted an average annual total return of 30.26% over the past year, 16.13% over the past five years and 15.34% since the Fund's inception on August 22, 1991.** To review the Growth and Income Fund in greater detail, please refer to the John Hancock Growth and Income Funds prospectus and the Growth and Income Fund's most recent annual and semiannual reports, all of which are enclosed.


Q: What is the Growth and Income Fund's strategy?

A: The Growth and Income Fund seeks the highest total return that is consistent with reasonable safety of capital. The Fund will typically invest in a wide array of industries including the utilities sector, seeking stocks that are selling below what the management team estimates to be their actual value.

Q: How do I vote?

A: Most shareholders typically vote by completing, signing and returning the enclosed proxy card using the postage-paid envelope provided. If you prefer to vote in person, you are cordially invited to attend a meeting of shareholders of your Fund, which will be held at 9:00 A.M. on November 12, 1997 at our 101 Huntington Avenue headquarters in Boston, Massachusetts. If you vote now, you will help avoid further solicitations at your Fund's expense.

Q: How will the merger happen?

A: If the merger is approved, your Utilities Fund shares will be converted to Growth and Income Fund shares, using the Funds' net asset value share prices excluding sales charges, as of the close of trading on December 5, 1997. This conversion will not affect the total dollar value of your investment.

Q: Will the merger have tax consequences?

A: Although taxable dividends and capital gains will be paid prior to the merger, the merger itself is a non-taxable event and does not need to be reported on your 1997 tax return.


*This ranking is based on the year-to-date total return for the period ending June 30, 1997. Ranking applies to Class A shares only, and does not account for sales charges. The Fund is ranked 117 out of 216 for the five-year period, and 48 out of 127 for the ten-year period.

**Performance figures assume all distributions are reinvested and reflect a maximum sales charge on Class A shares of 5% and the applicable contingent deferred sales charge on Class B shares. The CDSC declines annually between years 1-6 according to the following schedule: 5, 4, 3, 3, 2, 1% . No sales charge will be assessed after the sixth year. The return and principal value of any mutual fund investment will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.

                          JOHN HANCOCK UTILITIES FUND
                   (a series of John Hancock Capital Series)
                             101 Huntington Avenue
                                Boston, MA 02199

                       NOTICE OF MEETING OF SHAREHOLDERS
                        SCHEDULED FOR NOVEMBER 12, 1997

This is the formal agenda for your fund's shareholder meeting. It tells you what matters will be voted on and the time and place of the meeting, in case you want to attend in person.

To the shareholders of John Hancock Utilities Fund:

A meeting of shareholders of your fund will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, November 12, 1997 at 9:00 a.m., Eastern Time, to consider the following:

1. A proposal to approve an Agreement and Plan of Reorganization between your fund and John Hancock Growth and Income Fund. Under this Agreement your fund would transfer all of its assets to Growth and Income Fund in exchange for shares of Growth and Income Fund. These shares would be distributed proportionately to you and the other shareholders of your fund. Growth and Income Fund would also assume your fund's liabilities. Your board of trustees recommends that you vote FOR this proposal.

2.       Any other business that may properly come before the meeting.

Shareholders of record as of the close of business on September 17, 1997 are entitled to vote at the meeting and any related follow-up meetings.

Whether or not you expect to attend the meeting, please complete and return the enclosed proxy card. If shareholders do not return their proxies in sufficient numbers, your fund will incur the cost of extra solicitations, which is indirectly borne by you and other shareholders.

                                        By order of the board of trustees,
                                        Susan S. Newton
                                        Secretary

September 22, 1997
410PX 9/97

                               PROXY STATEMENT OF
                          JOHN HANCOCK UTILITIES FUND
                   (a series of John Hancock Capital Series)

                                 PROSPECTUS FOR
                         CLASS A AND CLASS B SHARES OF
                      JOHN HANCOCK GROWTH AND INCOME FUND
                  (a series of John Hancock Investment Trust)

This proxy statement and prospectus contains the information you should know before voting on the proposed reorganization of your fund into John Hancock Growth and Income Fund. Please read it carefully and retain it for future reference.

How the Reorganization Will Work

         o Your fund will transfer all of its assets to Growth and Income Fund. Growth and Income Fund will assume your fund's liabilities.

         o Growth and Income Fund will issue to your fund Class A shares in an amount equal to the value of your fund's Class A shares. These shares will be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date.

         o Growth and Income Fund will issue to your fund Class B shares in an amount equal to the value of your fund's Class B shares. These shares will be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date.

         o        The reorganization will be tax-free.

         o Your fund will be liquidated and you will become a shareholder of Growth and Income Fund.

Shares of Growth and Income Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank or other depository institution. These shares are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Shares of Growth and Income Fund have not been approved or disapproved by the Securities and Exchange Commission. The Securities and Exchange Commission has not passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Why Your Fund's Trustees are Recommending the Reorganization

The trustees of your fund believe that reorganizing your fund into a larger fund with similar investment policies would enable the shareholders of your fund to benefit from increased diversification, the ability to achieve better net prices on securities trades and economies of scale that could contribute to a lower expense ratio. Therefore, the trustees recommend that your fund's shareholders vote FOR the reorganization.

--------------------------------------------------------------------------------
Investment Objectives
------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------ -----------------------------
Investment          Current income and, to the     Highest total return
objective.          extent consistent with this    (capital appreciation plus
                    goal, growth of income and     current income) that is
                    long-term growth of capital.   consistent with reasonable
                                                   safety of capital.
------------------- ------------------------------ -----------------------------

--------------------------------------------------------------------------------
Where to Get More Information
----------------------------------------- --------------------------------------
Prospectus of your fund and Growth and    In the same envelope as this proxy
Income Fund dated 5/1/97.                 statement and prospectus.
                                          Incorporated  by  reference  into this
                                          proxy statement and prospectus.
-----------------------------------------
Growth and Income Fund's annual and
semi-annual reports to shareholders.
----------------------------------------- --------------------------------------
Your fund's annual and semi-annual        On file with the Securities and
reports to shareholders.                  Exchange Commission ("SEC") and
                                          available at no charge by calling
                                          1-800-225-5291.  Incorporated by
                                          reference into this proxy statement
                                          and prospectus.
-----------------------------------------
A statement of additional information
dated 9/22/97.  It contains additional
information about your fund and Growth
and Income Fund.
----------------------------------------- --------------------------------------
To ask questions about this proxy         Call our toll-free telephone
statement and prospectus.                 number: 1-800-225-5291
----------------------------------------- --------------------------------------


     The date of this proxy statement and prospectus is September 22, 1997.

                               TABLE OF CONTENTS


                                                             Page

INTRODUCTION                                                   5
SUMMARY                                                        5
INVESTMENT RISKS                                              17
PROPOSAL TO APPROVE AGREEMENT
 AND PLAN OF REORGANIZATION                                   18
CAPITALIZATION                                                26
ADDITIONAL INFORMATION ABOUT
 THE FUNDS' BUSINESSES                                        27
BOARDS' EVALUATION AND RECOMMENDATION                         27
VOTING RIGHTS AND REQUIRED VOTE                               28
INFORMATION CONCERNING THE MEETING                            29
OWNERSHIP OF SHARES OF THE FUNDS                              31
EXPERTS                                                       32
AVAILABLE INFORMATION                                         32

                                    EXHIBITS

A - Agreement and Plan of Reorganization between John Hancock Utilities Fund and John Hancock Growth and Income Fund (attached to this document).

                                  INTRODUCTION

This proxy statement and prospectus is being used by the board of trustees of your fund to solicit proxies to be voted at a special meeting of shareholders of your fund. This meeting will be held at 101 Huntington Avenue, Boston, Massachusetts on Wednesday, November 12, 1997 at 9:00 a.m., Eastern Time. The purpose of the meeting is to consider a proposal to approve an Agreement and Plan of Reorganization providing for the reorganization of your fund into John Hancock Growth and Income Fund. This proxy statement and prospectus is being mailed to your fund's shareholders on or about September 22, 1997.

Who is Eligible to Vote?

Shareholders of record on September 17, 1997 are entitled to attend and vote at the meeting or any adjourned meeting. Each share is entitled to one vote. Shares represented by properly executed proxies, unless revoked before or at the meeting, will be voted according to shareholders' instructions. If you sign a proxy, but do not fill in a vote, your shares will be voted to approve the Agreement and Plan of Reorganization. If any other business comes before the meeting, your shares will be voted at the discretion of the persons named as proxies.

                                    SUMMARY

The following is a summary of more complete information appearing later in this proxy statement. You should read the entire proxy statement, Exhibit A and the enclosed documents carefully because they contain details that are not in the summary.

Comparison of Utilities Fund to Growth and Income Fund

------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------ -----------------------------
Business:           Your fund is a diversified     Growth and Income Fund is a
                    series of John Hancock         diversified series of John
                    Capital Series. The trust is   Hancock Investment Trust.
                    an open-end investment         The trust is an open-end
                    company organized as a         investment company organized
                    Massachusetts business         as a Massachusetts business
                    trust.                         trust.
------------------- ------------------------------ -----------------------------
Net assets as of    $67.0 million.                 $427.2 million.
June 30, 1997:
------------------- ------------------------------ -----------------------------
Investment          Your fund's investment         Growth and Income Fund's
adviser and         adviser is John Hancock        investment adviser is John
portfolio           Advisers, Inc. Gregory K.      Hancock Advisers, Inc.
managers:           Phelps, leader of your         Timothy E. Keefe, CFA, has
                    fund's portfolio management    been the leader of Growth
                    team since April 1996, is a    and Income Fund's portfolio
                    vice president of the          management team since
                    adviser.  Mr. Phelps joined    joining John Hancock Funds
                    John Hancock Funds in          in July 1996.  He is a
                    January 1995 and has been in   senior vice president of the
                    the investment business        adviser and has been in the
                    since 1981.                    investment business since
                                                   1987.
------------------- ------------------------------ -----------------------------
Investment          Current income and, to the     Highest total return
objective:          extent consistent with this    (capital appreciation plus
                    goal, growth of income and     current income) that is
                    long-term growth of            consistent with reasonable
                    capital.  This objective can   safety of capital.  Growth
                    be changed without             and Income Fund's objective
                    shareholder approval.          can be changed without
                                                   shareholder approval.
------------------- ------------------------------ -----------------------------

------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------ -----------------------------
Primary             At least 65% of assets in      Growth and Income Fund
investments:        common stocks, warrants,       invests primarily in common
                    preferred stocks and           stocks, but may invest in
                    convertible securities of      most types of securities,
                    U.S. and foreign public        including common and
                    utility companies, such as     preferred stocks, warrants
                    those whose principal          and convertible securities;
                    business involves the          U.S. Government and agency
                    generation, handling or sale   debt securities including
                    of electricity, natural gas,   mortgage- backed securities;
                    water, waste management        corporate bonds, notes and
                    services or non-broadcast      other debt obligations of
                    telecommunications             any maturity.
                    services.  Your fund may
                    invest in other industries
                    if fund management believes
                    it would help the fund
                    achieve its investment
                    objective.
------------------- ------------------------------ -----------------------------
Investments in      Your fund may invest up to     Growth and Income Fund may
debt securities:    25% of assets in               invest, without limitation,
                    investment-grade debt          in investment grade debt
                    securities.  For temporary     securities and may invest up
                    defensive purposes your fund   to 15% of net assets in junk
                    may invest up to 100% of       bonds.
                    assets in these securities.
                    Your fund may not invest in
                    junk bonds.
------------------- ------------------------------ -----------------------------
Foreign             Your fund may invest up to     Growth and Income Fund may
securities:         25% of assets in securities    invest up to 25% of assets
                    issued by foreign companies    in securities issued by
                    as well as American or         foreign companies as well as
                    European depository receipts.  American or European
                                                   depository receipts and up
                                                   to 35% of assets in these
                                                   securities during adverse
                                                   U.S. market conditions.
------------------- ------------------------------ -----------------------------

------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------ -----------------------------
Illiquid            Your fund may invest up to     Growth and Income Fund may
securities:         15% of net assets in           invest up to 10% of net
                    illiquid securities. This      assets in illiquid
                    limitation does not apply to   securities.  This limitation
                    liquid Rule 144A securities,   does not apply to liquid
                    but does apply to other        Rule 144A securities, but
                    restricted securities.         does apply to other
                                                   restricted securities.
------------------- ------------------------------ -----------------------------
Financial futures   Your fund may, but typically   Growth and Income Fund may
and related         does not, use financial        use financial futures,
options; options    futures, options on futures    options on futures and
on securities and   and options on securities      options on securities and
indices:            and indices. There are no      indices. Growth and Income
                    percentage limits on the       Fund may not purchase
                    amounts of fund assets that    additional call or put
                    the fund may invest in these   options on securities or
                    instruments.                   indices if the premium paid
                                                   on all such options held by
                                                   the fund would exceed 10% of
                                                   net assets.
------------------- ------------------------------------------------------------
Currency            Both funds may enter into currency contracts for hedging,
contracts:          but not speculative, purposes.
------------------- ------------------------------ -----------------------------
Short sales:        Your fund may, but typically   Growth and Income Fund may
                    does not, engage in short      not engage in short sales.
                    sales for hedging purposes
                    only.
------------------- ------------------------------------------------------------
When-issued and     Both funds may purchase when-issued securities and purchase
forward             or sell securities in forward commitment transactions.
commitment
transactions:
------------------- ------------------------------------------------------------
Short-term          Neither fund is subject to any limitations on short- term
trading:            trading.
------------------- ------------------------------------------------------------
Repurchase          Both funds may invest without limitation in repurchase
agreements:         agreements.
------------------- ------------------------------ -----------------------------
Securities          Your fund may lend portfolio   Growth and Income Fund may
lending:            securities representing up     lend portfolio securities
                    to 33.3% of assets.            representing up to 33% of
                                                   assets.
------------------- ------------------------------------------------------------
Borrowing and       Both funds may temporarily borrow from banks or through
reverse             reverse repurchase agreements for extraordinary or
repurchase          emergency purposes.  These borrowings may not exceed 33.3%
agreements:         of assets.
------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
CLASSES OF SHARES
------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------------------------------------
Class A shares:     The Class A shares of both funds have the same
                    characteristics and fee structure except for Class A 12b-1 fees.
                    o    Class A shares are offered with front-end sales charges
                         ranging from 2% to 5% of each fund's offering price, depending on the amount invested.
                    o    There is no front-end sales charge for investments of
                         $1 million or more, but there is a contingent deferred sales charge ranging from 0.25% to 1.00% on shares sold within one year of purchase.
                    o    Investors can combine multiple purchases of Class A
                         shares to take advantage of breakpoints in the sales charge schedule.
                    o    Sales charges are waived for the categories of
                         investors listed in the funds' prospectus.
                    ------------------------------------------------------------
                    Class A shares are subject     Class A shares are subject
                    to a 12b-1 distribution fee    to a 12b-1 distribution fee
                    equal to 0.30% annually of     equal to 0.25% annually of
                    average net assets.            average net assets.
------------------- ------------------------------------------------------------
Class B shares:     The Class B shares of both funds have the same
                    characteristics and fee structure.
                    o    Class B shares are offered without a front-end sales
                         charge, but are subject to a contingent deferred sales charge (CDSC) if sold within six years after purchase. The CDSC ranges from 1.00% to 5.00% depending on how long they are held. No CDSC is imposed on shares held more than six years.
                    o    CDSCs are waived for the categories of investors listed
                         in the funds' prospectus.
                    o    Class B shares are subject to 12b-1 distribution and
                         service fees equal to 1.00% annually of average net assets.
                    o    Class B shares automatically convert to Class A shares
                         after eight years.
------------------- ------------------------------------------------------------

--------------------------------------------------------------------------------
BUYING, SELLING AND EXCHANGING SHARES
------------------- ------------------------------------------------------------
                             Both Utilities and Growth and Income Funds
------------------- ------------------------------------------------------------
Buying shares:      The procedures for buying shares of both funds are
                    identical.  Investors may buy shares at their public
                    offering price through a financial representative or the
                    funds' transfer agent, John Hancock Signature Services,
                    Inc.  After September 17, 1997, investors will not be
                    allowed to open new accounts in your fund but can add to
                    existing accounts.
------------------- ------------------------------------------------------------
Minimum             The funds have the same initial investment minimums, which
initial             are $1,000 for non-retirement accounts and $250 for
investments:        retirement accounts and group investments.
------------------- ------------------------------------------------------------
Exchanging          shares: Shareholders of both funds may exchange their shares at net asset  value  with no sales  charge for shares of the same class of any other John Hancock fund.
------------------- ------------------------------------------------------------
Selling shares:     Shareholders of both funds may sell their shares by
                    submitting  a proper  written or  telephone  request to John
                    Hancock Signature Services, Inc.
------------------- ------------------------------------------------------------
Net asset           All purchases, exchanges and sales of each fund's shares are
value:              made at a price based on the next determined net asset value per share (NAV) of the fund. Both funds' NAVs are determined at the close of regular trading on the New York Stock
                    Exchange, which is normally 4:00 p.m. Eastern Time.
------------------- ------------------------------------------------------------


The Funds' Expenses

Shareholders of both funds pay various expenses, either directly or indirectly. The first two expense tables appearing below show the expenses for the twelve month period ended June 30, 1997, adjusted to reflect any changes. Future expenses may be greater or less. The examples contained in each expense table show what you would pay if you invested $1,000 over the various time periods indicated. Each example assumes that you reinvested all dividends and that the average annual return was 5%. The examples are for comparison purposes only and are not a representation of either fund's actual expenses or returns, either past or future.

Utilities Fund
  Shareholder transaction expenses                        Class A     Class B
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)                     5.00%       none
  Maximum sales charge imposed on
  reinvested dividends                                    none        none
  Maximum deferred sales charge                           none(1)     5.00%
  Redemption fee(2)                                       none        none
  Exchange fee                                            none        none

  Annual fund operating expenses
  (as a % of average net assets)                          Class A     Class B
  Management fee (after expense limitation)(3)            0.27%       0.27%
  12b-1 fee(4)                                            0.30%       1.00%
  Other expenses                                          0.50%       0.50%
  Total fund operating expenses (after expense
  limitation)(3)                                          1.07%       1.77%

Example
  Share class                        Year 1     Year 3     Year 5      Year 10
  Class A shares                     $60        $82        $106        $174
  Class B shares
  Assuming redemption
  at end of period                   $68        $86        $116        $190
  Assuming no redemption             $18        $56        $96         $190


Growth and Income Fund
  Shareholder transaction expenses                        Class A     Class B
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)                     5.00%       none
  Maximum sales charge imposed on
  reinvested dividends                                    none        none
  Maximum deferred sales charge                           none(1)     5.00%
  Redemption fee(2)                                       none        none
  Exchange fee                                            none        none

  Annual fund operating expenses
  (as a % of average net assets)                          Class A     Class B
  Management fee                                          0.625%      0.625%
  12b-1 fee(4)                                            0.250%      1.000%
  Other expenses                                          0.245%      0.245%
  Total fund operating expenses                           1.12%       1.87%


Example
  Share class                        Year 1     Year 3     Year 5      Year 10
  Class A shares                     $61        $84        $109        $180
  Class B shares
  Assuming redemption
  at end of period                   $69        $89        $121        $199
  Assuming no redemption             $19        $59        $101        $199

(1)      Except for investments of $1 million or more.
(2)      Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's voluntary agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class of your fund and total fund operating expenses would be 1.50% for Class A and 2.20% for Class
         B. The adviser may discontinue this limitation at any time.
(4) Because of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum permitted front-end sales charge.

Pro Forma Expense Table

The next expense table shows the pro forma expenses of Growth and Income Fund assuming that a reorganization with your fund occurred on June 30, 1997. The expenses shown in the table are based on fees and expenses incurred during the twelve months ended June 30, 1997, adjusted to reflect any changes. Growth and Income Fund's actual expenses after the reorganization may be greater or less than those shown. The example contained in the pro forma expense table shows what you would pay on a $1,000 investment if the reorganization had occurred on June 30, 1997. The example assumes that you reinvested all dividends and that the average annual return was 5%. The pro forma example is for comparison purposes only and is not a representation of Growth and Income Fund's actual expenses or returns, either past or future.

Growth and Income Fund (PRO FORMA)
(Assuming reorganization with Utilities Fund)

  Shareholder transaction expenses                          Class A     Class B
  Maximum sales charge imposed on purchases
  (as a percentage of offering price)                       5.00%       none
  Maximum sales charge imposed on
  reinvested dividends                                      none        none
  Maximum deferred sales charge                             none(1)     5.00%
  Redemption fee(2)                                         none        none
  Exchange fee                                              none        none

  Annual fund operating expenses
  (as a % of average net assets)                            Class A     Class B
  Management fee                                            0.625%      0.625%
  12b-1 fee(3)                                              0.250%      1.000%
  Other expenses                                            0.275%      0.275%
  Total fund operating expenses                             1.15%       1.90%

Pro Forma Example
  Share class                          Year 1     Year 3     Year 5      Year 10
  Class A shares                       $61        $85        $110        $183
  Class B shares
  Assuming redemption
  at end of period                     $69        $90        $123        $202
  Assuming no redemption               $19        $60        $103        $202

(1)      Except for investments of $1 million or more.
(2)      Does not include wire redemption fee (currently $4.00).
(3) Because of the 12b-1 fee, long-term shareholders may pay more than the equivalent of the maximum permitted front-end sales charge.

The Reorganization

         o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 5, 1997, but may occur on any later date before June 1, 1998. Your fund will transfer all of its assets to Growth and Income Fund. Growth and Income Fund will assume your fund's liabilities. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

         o Growth and Income Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. These shares will immediately be distributed to your fund's Class A shareholders in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Growth and Income Fund.

         o Growth and Income Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. These shares will immediately be distributed to your fund's Class B shareholders in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Growth and Income Fund.

         o After the reorganization is over, your fund will be terminated.

         o The reorganization will be tax-free and will not take place unless both funds receive a satisfactory opinion concerning the tax consequences of the reorganization from Hale and Dorr LLP, counsel to the funds.

Other Consequences of the Reorganization. Each fund pays monthly advisory fees equal to the following annual percentage of average daily net assets:

---------------------------------------------- ---------------- ----------------
                 Fund Asset
                 Breakpoints                                       Growth and
                                                  Utilities          Income
---------------------------------------------- ---------------- ----------------
First $250 million                                  0.70%            0.625%
---------------------------------------------- ---------------- ----------------
Over $250 million                                   0.65%            0.625%
---------------------------------------------- ---------------- ----------------

Thus, at all asset levels, the advisory fee rates paid by Growth and Income Fund are lower than the rates paid by your fund. In addition, your fund's historical growth pattern suggests that its asset size probably would not have increased significantly in the near future to qualify for the 0.65% fee rate, which would still be higher than the fee rate paid by Growth and Income Fund.


In addition to lower advisory fee rates, Growth and Income Fund's other expenses of 0.245%, as well as its pro forma other expenses of 0.275%, are lower than your fund's other expenses of 0.50%. Furthermore, Growth and Income Fund's 12b-1 fee rate of 0.25% for Class A shares is below your fund's Class A fee rate of

0.30%. Both funds pay the same Class B 12b-1 fee rate of 1.00%. However, Growth and Income Fund's current annual Class A and Class B expense ratios (equal to 1.12% and 1.87%, respectively, of average net assets) are higher than your fund's current expense ratios (equal to 1.07% and 1.77%, respectively, of average net assets). The Adviser has agreed to reduce its management fee for Growth and Income Fund by $150,000 in total during the fiscal year of 1998 only.


The reason Growth and Income Fund's annual total expenses are higher than your fund's (even though Growth and Income Fund's management fees, Class A 12b-1 fees and other expenses are lower) is that the adviser has voluntarily agreed to limit your fund's expenses. If the adviser had not limited your fund's expenses, your fund's annual Class A and Class B expense ratios would have been equal to 1.50% and 2.20%, respectively, of average net assets and would have been substantially higher than Growth and Income Fund's current expense ratios. In light of your fund's inability to attract a significant amount of new assets, the adviser does not plan to continue to subsidize a portion of your fund's expenses indefinitely. When the adviser discontinues this voluntary limitation, your fund's expense ratio will rise above Growth and Income Fund's current expense ratio.

The following diagram shows how the reorganization would be carried out:

Utilities Fund transfers      Utilities Fund           Growth and Income
assets & liabilities to        assets and           Fund receives assets &
   Growth and Income           liabilities          assumes liabilities of
         Fund                                          Utilities Fund




  Class A           Class B                     Issues Class B   Issues Class A
shareholders      shareholders                      Shares           Shares




                   Your fund receives Growth and Income Fund
                               Class B shares and
              distributes them to your fund's Class B shareholders


                   Your fund receives Growth and Income Fund
                               Class A shares and
              distributes them to your fund's Class A shareholders


    [This diagram represents a graphical illustration of the reorganization]

                                INVESTMENT RISKS

The funds are exposed to various risks that could cause shareholders to lose money on their investments in the funds. The following table indicates that the risk effecting each fund are similar.

------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------------------------------------
Stock               As with any fund that invests primarily in stocks, the
market risk         value of each fund's portfolio will change in response to
                    stock market movements.
------------------- ------------------------------------------------------------
Credit              risk The debt  securities  held by each fund are  subject to the risk  that the  issuer of a  security  will  default  or otherwise fail to meet its obligations.
------------------- ------------------------------------------------------------
Interest            A rise in interest rates typically causes the value of debt
rate risk           securities to fall.  A fall in interest rates typically
                    causes the value of debt securities to rise.
------------------- ------------------------------------------------------------
Foreign             Each fund's investments in foreign securities are subject
securities and      to the risks of adverse foreign government actions,
currency risks      political instability or a lack of adequate and accurate
                    information.  Also, currency exchange rate movements could reduce gains or create losses.
------------------- ------------------------------------------------------------
Risks of            The funds' investments in restricted and illiquid
restricted and      securities may be difficult or impossible to sell at a
illiquid            desirable time or a fair price.  Restricted and illiquid
securities          securities also present a greater risk of inaccurate
                    valuation.
------------------- ------------------------------------------------------------

------------------- ------------------------------ -----------------------------
                              Utilities                  Growth and Income
------------------- ------------------------------ -----------------------------
Risks of            Most derivative instruments involve leverage, which
derivative          increases market risks.  Leverage magnifies gains and
instruments,        losses on derivatives relative to changes in the value of
including           underlying assets.  If a derivative is used for hedging
financial           purposes, changes in the value of the derivative may not
futures,            match those of the hedged asset. Over the counter
options on          derivatives may be illiquid or hard to value accurately.
futures,            In addition, the other party may default on its
securities and      obligations.  If markets for underlying assets do not move
index options,      in the right direction, a fund's performance may be worse
currency            than if it had not used derivatives.  Since both funds may
contracts and       enter into currency contracts, they are exposed to the risk
short sales         that fluctuations in exchange rates may adversely affect
                    the value of contracts held by the funds.
                    ------------------------------ -----------------------------
                    Since your fund may, but       Since Growth and Income Fund
                    typically does not, enter      may not enter into short
                    into short sales, it could     sales, it is not exposed to
                    be exposed to the risks of     the risks of those
                    those transactions.            transactions.
------------------- ------------------------------ -----------------------------


                       PROPOSAL TO APPROVE THE AGREEMENT
                           AND PLAN OF REORGANIZATION

Description of Reorganization

You are being asked to approve an Agreement and Plan of Reorganization, a copy of which is attached as Exhibit A. The Agreement provides for a reorganization on the following terms:

         o The reorganization is scheduled to occur at 5:00 p.m., Eastern time, on December 5, 1997, but may occur on any later date before June 1, 1998. Your fund will transfer all of its assets to Growth and Income Fund and Growth and Income Fund will assume all of your fund's liabilities. This will result in the addition of your fund's assets to Growth and Income Fund's portfolio. The net asset value of both funds will be computed as of 5:00 p.m., Eastern time, on the reorganization date.

         o Growth and Income Fund will issue to your fund Class A shares in an amount equal to the aggregate net asset value of your fund's Class A shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class A shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class A shareholders of your fund will end up as Class A shareholders of Growth and Income Fund.

         o Growth and Income Fund will issue to your fund Class B shares in an amount equal to the aggregate net asset value of your fund's Class B shares. As part of the liquidation of your fund, these shares will immediately be distributed to Class B shareholders of record of your fund in proportion to their holdings on the reorganization date. As a result, Class B shareholders of your fund will end up as Class B shareholders of Growth and Income Fund.

         o After the reorganization is over, the existence of your fund will be terminated.

Reasons for the Proposed Reorganization

The board of trustees of your fund believes that the proposed reorganization will be advantageous to the shareholders of your fund for several reasons. The board of trustees considered the following matters, among others, in approving the proposal.

First, that shareholders may be better served by a fund offering greater diversification. Your fund has a policy of concentrating its investments in public utilities industries. Over the last year, efforts to deregulate the public utilities industries have intensified. These efforts have introduced a degree of uncertainty to companies in those industries which have traditionally been quite stable as a result of their protected monopoly status. Because of your fund's concentration policy and small asset size, the trustees believe that your fund may experience increased volatility as the fundamental structure of those industries changes to accommodate competition.

Growth and Income Fund has a significantly larger asset size than your fund and invests in a much broader range of industries. Combining the funds' assets into a single investment portfolio will allow your fund's shareholders to diversify their investments to a greater degree than is currently possible through your fund alone. Greater diversification is expected to benefit the shareholders of your fund because it may reduce the negative effect that the adverse performance of any one security or specific industry may have on the performance of the entire portfolio.

Second, that Growth and Income Fund has performed significantly better than your fund since its inception. While past performance cannot predict future results, the trustees believe that Growth and Income Fund is better positioned than your fund to continue to generate strong returns because of its superior diversification and greater flexibility to choose from among a broader range of investment opportunities. Relative to Growth and Income Fund, your fund may be hampered by its focus on companies in public utilities industries, where performance has trailed that of the stock market generally.

Third, that if, as expected, the voluntary limitation on your fund's expenses is discontinued, Growth and Income Fund's pro forma total expenses would be lower than your fund's total expenses. Shareholders of your fund would then pay indirectly less in fees each month as shareholders of Growth and Income Fund than they would if the reorganization did not occur and the voluntary expense limitation on your fund's expenses were discontinued.

Fourth, that a combined fund offers economies of scale that are expected to lead to better control over expenses than is possible for your fund. Both funds incur substantial costs for accounting, legal, transfer agency services, insurance, and custodial and administrative services.

Fifth, that Growth and Income Fund is more widely recognized in the broker community as a John Hancock stock fund for investors seeking a combination of capital appreciation and current income. By offering both funds simultaneously, it has been increasingly difficult to attract assets to your fund.

Sixth, that the Growth and Income Fund shares received in the reorganization will provide your fund's shareholders with substantially the same investment at a comparable level of risk. The board of trustees also considered the performance history of each fund.

The board of trustees of Growth and Income Fund considered that the reorganization presents an excellent opportunity for Growth and Income Fund to acquire investment assets without the obligation to pay commissions or other transaction costs that are normally associated with the purchase of securities. The trustees believe that Growth and Income Fund shareholders will also benefit from improved diversification as a result of the reorganization. While investments in securities of public utilities companies may become increasingly volatile as deregulation occurs, the trustees believe that the increased volatility will not affect Growth and Income Fund's portfolio in the same way as it would your fund's portfolio. Because Growth and Income Fund is a significantly larger fund than your fund and because it does not concentrate its investments in any one industry, the trustees feel that the addition of your fund's assets will improve the diversification of Growth and Income Fund's overall portfolio. This opportunity provides an economic benefit to Growth and Income Fund and its shareholders.

The boards of trustees of both funds also considered that the adviser and the funds' distributor will also benefit from the reorganization. For example, the adviser might realize time savings from a consolidated portfolio management effort and from the need to prepare fewer reports and regulatory filings as well as prospectus disclosure for one fund instead of two. The trustees believe, however, that these savings will not amount to a significant economic benefit.

Comparative Fees and Expense Ratios. As discussed above in the Summary, Growth and Income Fund pays a lower advisory fee rate at all asset levels than does your fund. In addition, your fund's historical growth pattern suggests that its asset size probably would not have increased significantly in the near future to qualify for the 0.65% fee rate, which would still be higher than the fee rate paid by Growth and Income Fund.


In addition to lower advisory fee rates, Growth and Income Fund's other expenses of 0.245%, as well as its pro forma other expenses of 0.275%, are lower than your fund's other expenses of 0.50%. Furthermore, Growth and Income Fund's 12b-1 fee rate of 0.25% for Class A shares is below your fund's Class A fee rate of 0.30%. Both funds pay the same Class B 12b-1 fee rate of 1.00% of assets. However, Growth and Income Fund's current annual Class A and Class B expense ratios (equal to 1.12% and 1.87%, respectively, of average net assets) are higher than your fund's current expense ratios (equal to 1.07% and 1.77%, respectively, of average net assets). The Adviser has agreed to reduce its management fee for Growth and Income Fund by $150,000 in total during the fiscal year of 1998 only.


The reason Growth and Income Fund's annual total expenses are higher than your fund's (even though Growth and Income Fund's management fees, Class A 12b-1 fees and other expenses are lower) is that the adviser has voluntarily agreed to limit your fund's expenses. If the adviser had not limited your fund's expenses, your fund's annual Class A and Class B expense ratios would have been equal to 1.50% and 2.20%, respectively, of average net assets and would have been substantially higher than Growth and Income Fund's current expense ratios. The adviser had decided to voluntarily limit your fund's expenses in combination with a concerted marketing effort by your fund's distributor, John Hancock Funds, Inc., in order to promote asset growth in your fund.

In spite of these efforts, your fund has not been able to significantly increase its asset size. The trustees do not believe, given your fund's current size and historical growth rate, that your fund will grow to an asset size that would allow your fund to realize the benefits of economies of scale, including better control over expenses. The trustees also do not believe that your fund will reach an asset size which will allow your fund to significantly improve the diversification of its investment portfolio. In light of your fund's inability to attract a significant amount of new assets, the adviser does not plan to continue to subsidize a portion of your fund's expenses indefinitely. When the adviser discontinues this voluntary limitation, your fund's expense ratio will rise above Growth and Income Fund's current expense ratio.

Comparative Performance. The trustees also took into consideration the relative performance of your fund and Growth and Income Fund. As shown in the table below, Growth and Income Fund has had substantially better performance than your fund over all periods.

-------------------------------- ------------------------ ----------------------
        Average Annual
         Total Return                    Utilities            Growth and Income
   (without including sales
           charges)
                                 ----------- ---------- ------------ -----------
                                 Class A     Class B    Class A      Class B
-------------------------------- ----------- ---------- ------------ -----------
1 year ended 6/30/97                 13.43%    12.56%     36.29%        35.26%
-------------------------------- ----------- ---------- ------------ -----------
3 years ended 6/30/97                13.71%    12.91%     27.12%        26.21%
-------------------------------- ----------- ---------- ------------ -----------
5 years ended 6/30/97              10.08%(a)  9.32%(a)    17.25%        16.35%
-------------------------------- ----------- ---------- ------------ -----------
10 years ended 6/30/97               N/A         N/A        13.22%    15.42%(b)
-------------------------------- ----------- ---------- ------------ -----------

(a)   Since commencement of operations on February 1, 1994.
(b)   Since commencement of operations on August 22, 1991.

Your fund's performance has lagged behind the performance of Growth and Income Fund for all of the periods shown above. In addition, the gap between your fund's performance and Growth and Income Fund's performance has widened over the last three years. For the three year period, the difference between Growth and Income Fund's total return and your fund's total return is 13.41% for Class A shares. For the one year period, that difference has risen to 22.86% for Class A shares. Your fund's specific objective of investing primarily in public utilities companies does not give your fund the same degree of flexibility that Growth and Income Fund has to pursue investment opportunities across a range of different industries. As a result, the trustees believe that Growth and Income Fund is better positioned than your fund to continue to generate strong returns for its shareholders in the future.

Unreimbursed Distribution and Shareholder Service Expenses

The boards of trustees of your fund and Growth and Income Fund have determined that, if the reorganization occurs, unreimbursed distribution and shareholder service expenses incurred under your fund's Rule 12b-1 Plans will be reimbursable expenses under Growth and Income Fund's Rule 12b-1 Plans. However, the maximum amounts payable annually under Growth and Income Fund's Rule 12b-1 Plans (0.25% and 1.00% of average daily net assets attributable to Class A shares and Class B shares, respectively) will not increase.

The following table shows the actual and pro forma unreimbursed distribution and shareholder service expenses of both classes of your fund and Growth and Income Fund. The table shows both the dollar amount of these expenses and the percentage of each class' average net assets that they represent.

-------------------------------- ------------------------ ----------------------
 Unreimbursed Distribution and                               Growth and Income
 Shareholder Service Expenses            Utilities
                                 ----------- ------------ ---------- -----------
                                 Class A     Class B      Class A    Class B
-------------------------------- ----------- ------------ ---------- -----------
Actual expenses as of June 30,    $36,850    $2,378,334   $234,827   $3,589,232
1997                               0.16%         5.34%       0.11%      1.70%
-------------------------------- ----------- ------------ ---------- -----------
Pro forma combined expenses as                            $271,677    $5,967,566
of June 30, 1997                                             0.11%       2.33%
-------------------------------- ------------------------ ---------- -----------


Thus, if the reorganization had taken place on June 30, 1997, the pro forma combined unreimbursed expenses of Growth and Income Fund's Class A and Class B shares would have been higher than if no reorganization had occurred. Nevertheless, Growth and Income Fund's assumption of your fund's unreimbursed Rule 12b-1 expenses will have no immediate effect upon the payments made under Growth and Income Fund's Rule 12b-1 Plans. There payments will continue to be 0.25% and 1.00% of average daily net assets attributable to Class A and Class B shares, respectively.

John Hancock Funds, Inc. hopes to recover unreimbursed distribution and shareholder service expenses for Class B shares over an extended period of time. However, if Growth and Income Fund's board terminates either class' Rule 12b-1 Plan, that class will not be obligated to reimburse these distribution and shareholder service expenses. Accordingly, until they are paid or accrued, unreimbursed distribution and shareholder service expenses do not and will not appear as an expense or liability in the financial statements of either fund. In addition, unreimbursed expenses are not reflected in a fund's net asset value or the formula for calculating Rule 12b-1 payments. The staff of the SEC has not approved or disapproved the treatment of the unreimbursed distribution and shareholder service expenses described in this proxy statement.

Tax Status of the Reorganization

The reorganization will be tax-free for federal income tax purposes and will not take place unless both funds receive a satisfactory opinion from Hale and Dorr LLP, counsel to the funds, substantially to the effect that:

         o The reorganization described above will be a "reorganization" within the meaning of Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Code"), and each fund will be "a party to a reorganization" within the meaning of Section 368 of the Code;

         o No gain or loss will be recognized by your fund upon (1) the transfer of all of its assets to Growth and Income Fund as described above or (2) the distribution by your fund of Growth and Income Fund shares to your fund's shareholders;

         o No gain or loss will be recognized by Growth and Income Fund upon the receipt of your fund's assets solely in exchange for the issuance of Growth and Income Fund shares and the assumption of all of your fund's liabilities by Growth and Income Fund;

         o The basis of the assets of your fund acquired by Growth and Income Fund will be the same as the basis of those assets in the hands of your fund immediately before the transfer;

         o The tax holding period of the assets of your fund in the hands of Growth and Income Fund will include your fund's tax holding period for those assets;

         o The shareholders of your fund will not recognize gain or loss upon the exchange of all their shares of your fund solely for Growth and Income Fund shares as part of the reorganization;

         o The basis of Growth and Income Fund shares received by your fund's shareholders in the reorganization will be the same as the basis of the shares of your fund surrendered in exchange; and

         o The tax holding period of the Growth and Income Fund shares received by you will include the tax holding period of the shares of your fund surrendered in the exchange, provided that shares of your fund were held as capital assets on the reorganization date.

Additional Terms of Agreement and Plan of Reorganization

Surrender of Share Certificates. If your shares are represented by one or more share certificates before the reorganization date, either surrender the certificates to your fund or deliver to your fund a lost certificate affidavit, in the form and accompanied by the surety bonds that your fund may require (collectively, an "Affidavit"). On the reorganization date, all certificates that have not been surrendered will be canceled, will no longer evidence ownership of your fund's shares and will evidence ownership of Growth and Income Fund shares. Shareholders may not redeem or transfer Growth and Income Fund shares received in the reorganization until they have surrendered their fund share certificates or delivered an Affidavit. Growth and Income Fund will not issue share certificates in the reorganization.

Conditions to Closing the Reorganization. The obligation of your fund to consummate the reorganization is subject to the satisfaction of certain conditions, including the performance by Growth and Income Fund of all its obligations under the Agreement and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 6).

The obligation of Growth and Income Fund to consummate the reorganization is subject to the satisfaction of certain conditions, including your fund's performance of all of its obligations under the Agreement, the receipt of certain documents and financial statements from your fund and the receipt of all consents, orders and permits necessary to consummate the reorganization (see Agreement, paragraph 7).

The obligations of both funds are subject to the approval of the Agreement by the necessary vote of the outstanding shares of your fund, in accordance with the provisions of your fund's declaration of trust and by-laws. The funds' obligations are also subject to the receipt of a favorable opinion of Hale and Dorr LLP as to the federal income tax consequences of the reorganization. (see Agreement, paragraph 8).

Termination of Agreement. The board of trustees of either your fund or Growth and Income Fund may terminate the Agreement (even if the shareholders of your fund have already approved it) at any time before the reorganization date, if that board believes that proceeding with the reorganization would no longer be advisable.

Expenses of the Reorganization. Growth and Income Fund and your fund will each be responsible for its own expenses incurred in connection with entering into and carrying out the provisions of the Agreement, whether or not the reorganization occurs. These expenses are estimated to be approximately $103,895 in total.

                                 CAPITALIZATION

         The following table sets forth the capitalization of each fund as of June 30, 1997, and the pro forma combined capitalization of both funds as if the reorganization had occurred on such date. The table reflects pro forma exchange ratios of approximately 0.487767 Class A Growth and Income Fund shares being issued for each Class A share of your fund and approximately 0.484809 Class B Growth and Income Fund shares being issued for each Class B share of your fund. If the reorganization is consummated, the actual exchange ratios on the reorganization date may vary from the exchange ratios indicated due to changes in the market value of the portfolio securities of both Growth and Income Fund and your fund between June 30, 1997 and the reorganization date, changes in the amount of undistributed net investment income and net realized capital gains of Growth and Income Fund and your fund during that period resulting from income and distributions, and changes in the accrued liabilities of Growth and Income Fund and your fund during the same period.

                                 JUNE 30, 1997

                                                   Growth and
                                    Utilities        Income         Pro Forma(1)
Net Assets                         $66,972,839    $427,200,271     $494,158,464
Net Asset Value Per Share
  Class A                          $9.32          $19.10           $19.10
  Class B                          $9.32          $19.16           $19.16
Shares Outstanding
  Class A                          2,411,722      11,293,531       12,469,712
  Class B                          4,790,787      11,037,162       13,359,351

(1) The deferred organization expense of John Hancock Utilities Fund was written off as the Fund would no longer be in existence. As a result, the net assets of the surviving fund after the reorganization will be less than the combined net assets of the surviving fund and the acquired fund prior to the reorganization.

It is impossible to predict how many Class A shares and Class B shares of Growth and Income Fund will actually be received and distributed by your fund on the reorganization date. The table should not be relied upon to determine the amount of Growth and Income Fund shares that will actually be received and distributed.

               ADDITIONAL INFORMATION ABOUT THE FUNDS' BUSINESSES

The following table shows where in the funds' combined prospectus you can find additional information about the business of each fund.


---------------------------- ---------------------------------------------------
    Type of Information                Headings in Combined Prospectus
                             -------------------------- ------------------------
                                     Utilities             Growth and Income
---------------------------- ---------------------------------------------------
Organization                 Fund Details: Business Structure: How the Funds
and operation                are Organized
---------------------------- ---------------------------------------------------
Investment objective and     Goal and Strategy, Portfolio Securities, Risk
policies                     Factors; Fund Details: Business Structure:
                             Portfolio Trades, Investment Goals,
                             Diversification; More About Risk
---------------------------- ---------------------------------------------------
Portfolio                    Portfolio Management
management
---------------------------- ---------------------------------------------------
Investment adviser and       Overview: The Management Firm; Fund Details:
distributor                  Business Structure How and Funds are Organized,
                             Sales Compensation
---------------------------- ---------------------------------------------------
Expenses                     Investor Expenses
---------------------------- ---------------------------------------------------
Custodian and                Fund Details: Business Structure: How the Funds
transfer agent               are Organized
---------------------------- ---------------------------------------------------
Shares of beneficial         Your Account: Choosing a Share Class
interest
---------------------------- ---------------------------------------------------
Purchase of shares           Your Account: Choosing a Share Class, Sales
                             Charge Reductions and Waivers, Opening an
                             Account, Buying Shares; Transaction Policies;
                             Additional Investor Services
---------------------------- ---------------------------------------------------
Redemption                   Your Account: Selling Shares, How Sales Charges
or sale of shares            are Calculated; Transaction Policies; Additional
                             Investor Services; Systematic Withdrawal Plan
---------------------------- ---------------------------------------------------
Dividends, distributions     Dividends and Account Policies
and taxes
---------------------------- ---------------------------------------------------

                     BOARDS' EVALUATION AND RECOMMENDATION

For the reasons described above, the board of trustees of your fund, including the trustees who are not "interested persons" of either fund or the adviser ("independent trustees"), approved the reorganization. In particular, the trustees determined that the reorganization was in the best interests of your fund and that the interests of your fund's shareholders would not be diluted as a result of the reorganization. Similarly, the board of trustees of Growth and Income Fund, including the independent trustees, approved the reorganization. They also determined that the reorganization was in the best interests of Growth and Income Fund and that the interests of Growth and Income Fund's shareholders would not be diluted as a result of the reorganization.

--------------------------------------------------------------------------------
                  The trustees of your fund recommend that the
               shareholders of your fund vote for the proposal to
               approve the agreement and plan of reorganization.
--------------------------------------------------------------------------------


                        VOTING RIGHTS AND REQUIRED VOTE

Each share of your fund is entitled to one vote. Approval of the above proposal requires the affirmative vote of a majority of the shares of your fund outstanding and entitled to vote. For this purpose, a majority of the outstanding shares of your fund means the vote of the lesser of

(1) 67% or more of the shares present at the meeting, if the holders of more than 50% of the shares of the fund are present or represented by proxy, or

(2) more than 50% of the outstanding shares of the fund.

Shares of your fund represented in person or by proxy, including shares which abstain or do not vote with respect to the proposal, will be counted for purposes of determining whether there is a quorum at the meeting. Accordingly, an abstention from voting has the same effect as a vote against the proposal.

However, if a broker or nominee holding shares in "street name" indicates on the proxy card that it does not have discretionary authority to vote on the proposal, those shares will not be considered present and entitled to vote on the proposal. Thus, a "broker non-vote" has no effect on the voting in determining whether the proposal has been adopted in accordance with clause (1) above, if more than 50% of the outstanding shares (excluding the "broker non-votes") are present or represented. However, for purposes of determining whether the proposal has been adopted in accordance with clause (2) above, a "broker non-vote" has the same effect as a vote against the proposal because shares represented by a "broker non-vote" are considered to be outstanding shares.

If the required approval of shareholders is not obtained, your fund will continue to engage in business as a separate mutual fund and the board of trustees will consider what further action may be appropriate.

                       INFORMATION CONCERNING THE MEETING

Solicitation of Proxies

In addition to the mailing of these proxy materials, proxies may be solicited by telephone, by fax or in person by the trustees, officers and employees of your fund; by personnel of your fund's investment adviser, John Hancock Advisers, Inc. and its transfer agent, John Hancock Signature Services, Inc.; or by broker-dealer firms. Signature Services, together with a third party solicitation firm, has agreed to provide proxy solicitation services to your fund at a cost of approximately $3,000.

Revoking Proxies

A Utilities Fund shareholder signing and returning a proxy has the power to revoke it at any time before it is exercised:

         o By filing a written notice of revocation with your fund's transfer agent, John Hancock Signature Services, Inc., 1 John Hancock Way, Suite 1000, Boston, Massachusetts 02217- 1000, or

         o By returning a duly executed proxy with a later date before the time of the meeting, or

         o If a shareholder has executed a proxy but is present at the meeting and wishes to vote in person, by notifying the secretary of your fund (without complying with any formalities) at any time before it is voted.

Being present at the meeting alone does not revoke a previously executed and returned proxy.

Outstanding Shares and Quorum


As of September 17, 1997, 2,228,202 Class A shares and 4,513,779 Class B shares of beneficial interest of your fund were outstanding. Only shareholders of record on September 17, 1997 (the "record date") are entitled to notice of and to vote at the meeting. A majority of the outstanding shares of your fund that are entitled to vote will be considered a quorum for the transaction of business.




Other Business

Your fund's board of trustees knows of no business to be presented for consideration at the meeting other than the proposal. If other business is properly brought before the meeting, proxies will be voted according to the best judgment of the persons named as proxies.

Adjournments

If a quorum is not present in person or by proxy at the time any session of the meeting is called to order, the persons named as proxies may vote those proxies that have been received to adjourn the meeting to a later date. If a quorum is present but there are not sufficient votes in favor of the proposal, the persons named as proxies may propose one or more adjournments of the meeting to permit further solicitation of proxies concerning the proposal. Any adjournment will require the affirmative vote of a majority of your fund's shares at the session of the meeting to be adjourned. If an adjournment of the meeting is proposed because there are not sufficient votes in favor of the proposal, the persons named as proxies will vote those proxies favoring the proposal in favor of adjournment, and will vote those proxies against the reorganization against adjournment.

Telephone Voting

In addition to soliciting proxies by mail, by fax or in person, your fund may also arrange to have votes recorded by telephone by officers and employees of your fund or by personnel of the adviser or transfer agent. The telephone voting procedure is designed to verify a shareholder's identity, to allow a shareholder to authorize the voting of shares in accordance with the shareholder's instructions and to confirm that the voting instructions have been properly recorded. If these procedures were subject to a successful legal challenge, these telephone votes would not be counted at the meeting. Your fund has not obtained an opinion of counsel about telephone voting, but is currently not aware of any challenge.

         o A shareholder will be called on a recorded line at the telephone number in the fund's account records and will be asked to provide the shareholder's social security number or other identifying information.

         o The shareholder will then be given an opportunity to authorize proxies to vote his or her shares at the meeting in accordance with the shareholder's instructions.

         o To ensure that the shareholder's instructions have been recorded correctly, the shareholder will also receive a confirmation of the voting instructions by mail.

         o A toll-free number will be available in case the voting information contained in the confirmation is incorrect.

         o If the shareholder decides after voting by telephone to attend the meeting, the shareholder can revoke the proxy at that time and vote the shares at the meeting.

                        OWNERSHIP OF SHARES OF THE FUNDS

To the knowledge of the fund, as of August 29, 1997, the following persons owned of record or beneficially 5% or more of the outstanding Class A and Class B shares of your fund and Growth and Income Fund:


--------------------------------   ----------------------
 Names and Addresses of Owners         Utilities Fund
   of More Than 5% of Shares

--------------------------------   ----------------------
IBT & Co.                          6.77% of Class A
C/O Isabella Bank and Trust
P.O. Box 100
Mt. Pleasant, MI 48804
--------------------------------   ----------------------
MLPF & S for the Sole Benefit of   6.36% of Class B
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246
--------------------------------   ----------------------
                                   Growth and Income Fund

--------------------------------   ----------------------
MLPF & S for the Sole Benefit of   5.95% of Class B
its Customers
4800 Deer Lake Drive East
Jacksonville, FL 32246
--------------------------------   ----------------------


As of August 29, 1997, the trustees and officers of your fund and Growth and

Income Fund, each as a group, owned in the aggregate less than 1% of the outstanding shares of their respective funds.

                                    EXPERTS

The financial statements and the financial highlights of Utilities Fund and Growth and Income Fund, each as of December 31, 1996 and for the periods then ended are incorporated by reference into this proxy statement and prospectus. These financial statements and financial highlights have been independently audited by Price Waterhouse LLP and Ernst & Young LLP, respectively, as stated in their reports appearing in the statement of additional information. These financial statements and financial highlights have been included in reliance on their reports given on their authority as experts in accounting and auditing.

                             AVAILABLE INFORMATION

Each fund is subject to the informational requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940 and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the funds can be inspected and copied (at prescribed rates) at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C., and at the following regional offices: Chicago (500 West Madison Street, Suite 1400, Chicago, Illinois); and New York (7 World Trade Center, Suite 1300, New York, New York). Copies of such material can also be obtained by mail from the Public Reference Section of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549, at prescribed rates. In addition, copies of these documents may be viewed on-screen or downloaded from the SEC's Internet site at http://www.sec.gov.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION

THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made this 22nd day of September, 1997, by and between John Hancock Growth and Income Fund (the "Acquiring Fund"), a series of John Hancock Investment Trust, a Massachusetts business trust (the "Trust II"), and John Hancock Utilities Fund (the "Acquired Fund"), a series of John Hancock Capital Series, a Massachusetts business trust (the "Trust") each with their principal place of business at 101 Huntington Avenue, Boston, Massachusetts 02199. The Acquiring Fund and the Acquired Fund are sometimes referred to collectively herein as the "Funds" and individually as a "Fund."

This Agreement is intended to be and is adopted as a plan of "reorganization," as such term is used in Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for the issuance of Class A and Class B shares of beneficial interest of the Acquiring Fund (the "Acquiring Fund Shares") to the Acquired Fund and the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund, followed by the distribution by the Acquired Fund, on or promptly after the Closing Date hereinafter referred to, of the Acquiring Fund Shares to the shareholders of the Acquired Fund in liquidation and termination of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement.

In consideration of the premises of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1. TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ASSUMPTION OF LIABILITIES AND ISSUANCE OF ACQUIRING FUND SHARES; LIQUIDATION OF THE ACQUIRED FUND

1.1 The Acquired Fund will transfer all of its assets (consisting, without limitation, of portfolio securities and instruments, dividends and interest receivables, cash and other assets), as set forth in the statement of assets and liabilities referred to in Paragraph 7.2 hereof (the "Statement of Assets and Liabilities"), to the Acquiring Fund free and clear of all liens and encumbrances, except as otherwise provided herein, in exchange for (i) the assumption by the Acquiring Fund of the known and unknown liabilities of the Acquired Fund, including the liabilities set forth in the Statement of Assets and Liabilities (the "Acquired Fund Liabilities"), which shall be assigned and transferred to the Acquiring Fund by the Acquired Fund and assumed by the Acquiring Fund, and (ii) delivery by the Acquiring Fund to the Acquired Fund, for distribution pro rata by the Acquired Fund to its shareholders in proportion to their respective ownership of Class A and/or Class B shares of beneficial interest of the Acquired Fund, as of the close of business on December 5, 1997 (the "Closing Date"), of a number of the Acquiring Fund Shares having an aggregate net asset value equal, in the case of each class of Acquiring Fund Shares, to the value of the assets, less such liabilities (herein referred to as the "net value of the assets") attributable to the applicable class, assumed, assigned and delivered, all determined as provided in Paragraph 2.1 hereof and as of a date and time as specified therein. Such transactions shall take place at the closing provided for in Paragraph
         3.1 hereof (the "Closing"). All computations shall be provided by Investors Bank & Trust Company (the "Custodian"), as custodian and pricing agent for the Acquiring Fund and the Acquired Fund.

1.2 The Acquired Fund has provided the Acquiring Fund with a list of the current securities holdings of the Acquired Fund as of the date of execution of this Agreement. The Acquired Fund reserves the right to sell any of these securities (except to the extent sales may be limited by representations made in connection with issuance of the tax opinion provided for in paragraph 8.6 hereof) but will not, without the prior approval of the Acquiring Fund, acquire any additional securities other than securities of the type in which the Acquiring Fund is permitted to invest.

1.3 The Acquiring Fund and the Acquired Fund shall each bear its own expenses in connection with the transactions contemplated by this Agreement.

1.4 On or as soon after the Closing Date as is conveniently practicable (the "Liquidation Date"), the Acquired Fund will liquidate and distribute pro rata to shareholders of record (the "Acquired Fund shareholders"), determined as of the close of regular trading on the New York Stock Exchange on the Closing Date, the Acquiring Fund Shares received by the Acquired Fund pursuant to Paragraph 1.1 hereof. Such liquidation and distribution will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund, to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund shareholders and representing the respective pro rata number and class of Acquiring Fund Shares due such shareholders. Acquired Fund shareholders who own Class A shares of the Acquired Fund will receive Class A Acquiring Fund Shares and Acquired Fund shareholders who own Class B shares of the Acquired Fund will receive Class B Acquiring Fund Shares. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such exchange.

1.5 The Acquired Fund shareholders holding certificates representing their ownership of shares of beneficial interest of the Acquired Fund shall surrender such certificates or deliver an affidavit with respect to lost certificates in such form and accompanied by such surety bonds as the Acquired Fund may require (collectively, an "Affidavit"), to John Hancock Signature Services, Inc. prior to the Closing Date. Any Acquired Fund share certificate which remains outstanding on the Closing Date shall be deemed to be canceled, shall no longer evidence ownership of shares of beneficial interest of the Acquired Fund and shall evidence ownership of Acquiring Fund Shares. Unless and until any such certificate shall be so surrendered or an Affidavit relating thereto shall be delivered, dividends and other distributions payable by the Acquiring Fund subsequent to the Liquidation Date with respect to Acquiring Fund Shares shall be paid to the holder of such certificate(s), but such shareholders may not redeem or transfer Acquiring Fund Shares received in the Reorganization. The Acquiring Fund will not issue share certificates in the Reorganization.

1.6 Any transfer taxes payable upon issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund Shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7 The existence of the Acquired Fund shall be terminated as promptly as practicable following the Liquidation Date.

1.8 Any reporting responsibility of the Trust, including, but not limited to, the responsibility for filing of regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (the "Commission"), any state securities commissions, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Trust.

2.       VALUATION

2.1 The net asset values of the Class A and Class B Acquiring Fund Shares and the net values of the assets and liabilities of the Acquired Fund attributable to its Class A and Class B shares to be transferred shall, in each case, be determined as of the close of business (4:00 p.m. Boston time) on the Closing Date. The net asset values of the Class A and Class B Acquiring Fund Shares shall be computed by the Custodian in the manner set forth in the Acquiring Fund's Declaration of Trust as amended and restated (the "Declaration"), or By-Laws and the Acquiring Fund's then-current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places. The net values of the assets of the Acquired Fund attributable to its Class A and Class B shares to be transferred shall be computed by the Custodian by calculating the value of the assets of each class transferred by the Acquired Fund and by subtracting therefrom the amount of the liabilities of each class assigned and transferred to and assumed by the Acquiring Fund on the Closing Date, said assets and liabilities to be valued in the manner set forth in the Acquired Fund's then current prospectus and statement of additional information and shall be computed in each case to not fewer than four decimal places.

2.2 The number of shares of each class of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund's assets shall be determined by dividing the value of the Acquired Fund's assets attributable to a class, less the liabilities attributable to that class assumed by the Acquiring Fund, by the Acquiring Fund's net asset value per share of the same class, all as determined in accordance with Paragraph 2.1 hereof.

2.3 All computations of value shall be made by the Custodian in accordance with its regular practice as pricing agent for the Funds.

3.       CLOSING AND CLOSING DATE

3.1 The Closing Date shall be December 5, 1997 or such other date on or before June 30, 1998 as the parties may agree. The Closing shall be held as of 5:00 p.m. at the offices of the Trust II and the Trust, 101 Huntington Avenue, Boston, Massachusetts 02199, or at such other time and/or place as the parties may agree.

3.2 Portfolio securities that are not held in book-entry form in the name of the Custodian as record holder for the Acquired Fund shall be presented by the Acquired Fund to the Custodian for examination no later than three business days preceding the Closing Date. Portfolio securities which are not held in book-entry form shall be delivered by the Acquired Fund to the Custodian for the account of the Acquiring Fund on the Closing Date, duly endorsed in proper form for transfer, in such condition as to constitute good delivery thereof in accordance with the custom of brokers, and shall be accompanied by all necessary federal and state stock transfer stamps or a check for the appropriate purchase price thereof. Portfolio securities held of record by the Custodian in book-entry form on behalf of the Acquired Fund shall be delivered to the Acquiring Fund by the Custodian by recording the transfer of beneficial ownership thereof on its records. The cash delivered shall be in the form of currency or by the Custodian crediting the Acquiring Fund's account maintained with the Custodian with immediately available funds.

3.3 In the event that on the Closing Date (a) the New York Stock Exchange shall be closed to trading or trading thereon shall be restricted or
         (b) trading or the reporting of trading on said Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored; provided that if trading shall not be fully resumed and reporting restored on or before June 30, 1998, this Agreement may be terminated by the Acquiring Fund or by the Acquired Fund upon the giving of written notice to the other party.

3.4 The Acquired Fund shall deliver at the Closing a list of the names, addresses, federal taxpayer identification numbers and backup withholding and nonresident alien withholding status of the Acquired Fund shareholders and the number of outstanding shares of each class of beneficial interest of the Acquired Fund owned by each such shareholder, all as of the close of business on the Closing Date, certified by its Treasurer, Secretary or other authorized officer (the "Shareholder List"). The Acquiring Fund shall issue and deliver to the Acquired Fund a confirmation evidencing the Acquiring Fund Shares to be credited on the Closing Date, or provide evidence satisfactory to the Acquired Fund that such Acquiring Fund Shares have been credited to the Acquired Fund's account on the books of the Acquiring Fund. At the Closing, each party shall deliver to the other such bills of sale, checks, assignments, stock certificates, receipts or other documents as such other party or its counsel may reasonably request.

4.       REPRESENTATIONS AND WARRANTIES

4.1 The Trust on behalf of the Acquired Fund represents, warrants and covenants to the Acquiring Fund as follows:

         (a)      The  Trust  is  a  business  trust,  duly  organized,  validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and, subject to approval by the shareholders of the Acquired Fund, to carry out the transactions contemplated by this Agreement. Neither the Trust nor the Acquired Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Trust is a registered investment company classified as a management company and its registration with the Commission as an investment company under the Investment Company Act of 1940, as amended (the "1940 Act"), is in full force and effect. The Acquired Fund is a diversified series of the Trust;

         (c) The Trust and the Acquired Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provision of the Trust's Declaration of Trust, as amended and restated (the "Trust's Declaration") or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust or the Acquired Fund is a party or by which it is bound;

         (d)      Except as  otherwise  disclosed in writing and accepted by the
                  Acquiring  Fund,  no  material  litigation  or  administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust or the Acquired Fund or any of the Acquired Fund's properties or assets. The Trust knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust nor the Acquired Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquired Fund's business or its ability to consummate the transactions herein contemplated;

         (e) The Acquired Fund has no material contracts or other commitments (other than this Agreement or agreements for the purchase of securities entered into in the ordinary course of business and consistent with its obligations under this Agreement) which will not be terminated without liability to the Acquired Fund at or prior to the Closing Date;

         (f) The unaudited statement of assets and liabilities, including the schedule of investments, of the Acquired Fund as of June 30, 1997 and the related statement of operations for the six months then ended, and the statement of changes in net assets for the year ended May 31, 1996, and the period from June 1, 1996 to December 31, 1996, and the six months ended June 30, 1997 (copies of which have been furnished to the Acquiring
                  Fund) present fairly in all material respects the financial condition of the Acquired Fund as of June 30, 1997 and the results of its operations for the period then ended in
                  accordance  with  generally  accepted  accounting   principles
                  consistently applied, and there were no known actual or contingent liabilities of the Acquired Fund as of the respective dates thereof not disclosed therein;

         (g) Since June 30, 1997, there has not been any material adverse change in the Acquired Fund's financial condition, assets, liabilities, or business other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund;

         (h) At the date hereof and by the Closing Date, all federal, state and other tax returns and reports, including information returns and payee statements, of the Acquired Fund required by law to have been filed or furnished by such dates shall have been filed or furnished, and all federal, state and other taxes, interest and penalties shall have been paid so far as due, or provision shall have been made for the payment thereof, and to the best of the Acquired Fund's knowledge no such return is currently under audit and no assessment has been asserted with respect to such returns or reports;

         (i) Each of the Acquired Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquired Fund will qualify as such as of the Closing Date with respect to its taxable year ending on the Closing Date;

         (j) The authorized capital of the Acquired Fund consists of an unlimited number of shares of beneficial interest, no par value. All issued and outstanding shares of beneficial interest of the Acquired Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust. All of the issued and outstanding shares of beneficial interest of the Acquired Fund will, at the time of Closing, be held by the persons and in the amounts and classes set forth in the Shareholder List submitted to the Acquiring Fund pursuant to Paragraph 3.4 hereof. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

         (k) At the Closing Date, the Acquired Fund will have good and marketable title to the assets to be transferred to the Acquiring Fund pursuant to Paragraph 1.1 hereof, and full right, power and authority to sell, assign, transfer and deliver such assets hereunder, and upon delivery and payment for such assets, the Acquiring Fund will acquire good and marketable title thereto subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the Securities Act of 1933, as amended (the "1933 Act");

         (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Trust on behalf of the Acquired Fund, and this Agreement constitutes a valid and binding obligation of the Trust and the Acquired Fund enforceable in accordance with its terms, subject to the approval of the Acquired Fund's shareholders;

         (m) The information to be furnished by the Acquired Fund to the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto;

         (n) The proxy statement of the Acquired Fund (the "Proxy Statement") to be included in the Registration Statement referred to in Paragraph 5.7 hereof (other than written information furnished by the Acquiring Fund for inclusion therein, as covered by the Acquiring Fund's warranty in Paragraph 4.2(m) hereof), on the effective date of the Registration Statement, on the date of the meeting of the Acquired Fund shareholders and on the Closing Date, shall not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading;

         (o) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement;

         (p) All of the issued and outstanding shares of beneficial interest of the Acquired Fund have been offered for sale and sold in conformity with all applicable federal and state securities laws;

         (q) The prospectus of the Acquired Fund, dated May 1, 1997 (the "Acquired Fund Prospectus"), previously furnished to the Acquiring Fund, does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances in which they were made, not misleading.

4.2 The Trust II on behalf of the Acquiring Fund represents, warrants and covenants to the Acquired Fund as follows:

         (a)      The  Trust II is a  business  trust  duly  organized,  validly existing and in good standing under the laws of The Commonwealth of Massachusetts and has the power to own all of its properties and assets and to carry out the Agreement. Neither the Trust II nor the Acquiring Fund is required to qualify to do business in any jurisdiction in which it is not so qualified or where failure to qualify would subject it to any material liability or disability. The Trust II has all necessary federal, state and local authorizations to own all of its properties and assets and to carry on its business as now being conducted;

         (b) The Trust II is a registered investment company classified as a management company and its registration with the Commission as an investment company under the 1940 Act is in full force and effect. The Acquiring Fund is a diversified series of the Trust II;

         (c) The prospectus (the "Acquiring Fund Prospectus") and statement of additional information for Class A and Class B shares of the Acquiring Fund, each dated May 1, 1997, and any amendments or supplements thereto on or prior to the Closing Date, and the Registration Statement on Form N-14 to be filed in connection with this Agreement (the "Registration Statement") (other than written information furnished by the Acquired Fund for inclusion therein, as covered by the Acquired Fund's warranty in Paragraph 4.1(m) hereof) will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder, the Acquiring Fund Prospectus does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading and the Registration Statement will not include any untrue statement of material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading;

         (d) At the Closing Date, the Trust II on behalf of the Acquiring Fund will have good and marketable title to the assets of the Acquiring Fund;

         (e) The Trust II and the Acquiring Fund are not, and the execution, delivery and performance of their obligations under this Agreement will not result, in violation of any provisions of the Trust II's Declaration, or By-Laws or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Trust II or the Acquiring Fund is a party or by which the Trust II or the Acquiring Fund is bound;

         (f) Except as otherwise disclosed in writing and accepted by the Acquired Fund, no material litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending or threatened against the Trust II or the Acquiring Fund or any of the Acquiring Fund's properties or assets. The Trust II knows of no facts which might form the basis for the institution of such proceedings, and neither the Trust II nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects the Acquiring Fund's business or its ability to consummate the transactions herein contemplated;

         (g) The unaudited statement of assets and liabilities, including the schedule of investments, of the Acquiring Fund as of June 30, 1997 and the related statement of operations for the six months then ended, and the statement of changes in net assets for the year ended August 31, 1996, and the period from September 1, 1996 to December 31, 1996, and the six months ended June 30, 1997 (copies of which have been furnished to the Acquired Fund) present fairly in all material respects the financial condition of the Acquiring Fund as of June 30, 1997 and the results of its operations for the period then ended in accordance with generally accepted accounting principles consistently applied, and there were no known actual or contingent liabilities of the Acquiring Fund as of the respective dates thereof not disclosed therein;

         (h) Since June 30, 1997, there has not been any material adverse change in the Acquiring Fund's financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business, or any incurrence by the Trust II on behalf of the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as disclosed to and accepted by the Acquired Fund;

         (i) Each of the Acquiring Fund and its predecessors has qualified as a regulated investment company for each taxable year of its operation and the Acquiring Fund will qualify as such as of the Closing Date;

         (j) The authorized capital of the Trust II consists of an unlimited number of shares of beneficial interest, no par value per share. All issued and outstanding shares of beneficial interest of the Acquiring Fund are, and at the Closing Date will be, duly and validly issued and outstanding, fully paid and nonassessable by the Trust II. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of its shares of beneficial interest, nor is there outstanding any security convertible into any of its shares of beneficial interest;

         (k) The execution, delivery and performance of this Agreement has been duly authorized by all necessary action on the part of the Trust II on behalf of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund enforceable in accordance with its terms;

         (l) The Acquiring Fund Shares to be issued and delivered to the Acquired Fund pursuant to the terms of this Agreement, when so issued and delivered, will be duly and validly issued shares of beneficial interest of the Acquiring Fund and will be fully paid and nonassessable by the Trust II;

         (m) The information to be furnished by the Acquiring Fund for use in applications for orders, registration statements, proxy materials and other documents which may be necessary in connection with the transactions contemplated hereby shall be accurate and complete and shall comply in all material respects with federal securities and other laws and regulations applicable thereto; and

         (n) No consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquiring Fund of the transactions contemplated by the Agreement, except for the registration of the Acquiring Fund Shares under the 1933 Act and the 1940 Act.

5.       COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1 Except as expressly contemplated herein to the contrary, the Trust on behalf of the Acquired Fund and the Trust II on behalf of Acquiring Fund, will operate their respective businesses in the ordinary course between the date hereof and the Closing Date, it being understood that such ordinary course of business will include customary dividends and distributions and any other distributions necessary or desirable to avoid federal income or excise taxes.

5.2 The Trust will call a meeting of the Acquired Fund shareholders to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3 The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired by the Acquired Fund for the purpose of making any distribution thereof other than in accordance with the terms of this Agreement.

5.4 The Trust on behalf of the Acquired Fund will provide such information within its possession or reasonably obtainable as the Trust II on behalf of the Acquiring Fund requests concerning the beneficial ownership of the Acquired Fund's shares of beneficial interest.

5.5 Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund each shall take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate the transactions contemplated by this Agreement.

5.6 The Trust on behalf of the Acquired Fund shall furnish to the Trust II on behalf of the Acquiring Fund on the Closing Date the Statement of Assets and Liabilities of the Acquired Fund as of the Closing Date, which statement shall be prepared in accordance with generally accepted accounting principles consistently applied and shall be certified by the Acquired Fund's Treasurer or Assistant Treasurer. As promptly as practicable but in any case within 60 days after the Closing Date, the Acquired Fund shall furnish to the Acquiring Fund, in such form as is reasonably satisfactory to the Trust II, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes and of any capital loss carryovers and other items that will be carried over to the Acquiring Fund as a result of Section 381 of the Code, and which statement will be certified by the President of the Acquired Fund.

5.7 The Trust II on behalf of the Acquiring Fund will prepare and file with the Commission the Registration Statement in compliance with the 1933 Act and the 1940 Act in connection with the issuance of the Acquiring Fund Shares as contemplated herein.

5.8      The  Trust  on  behalf  of the  Acquired  Fund  will  prepare  a  Proxy
         Statement, to be included in the Registration Statement in compliance with the 1933 Act, the Securities Exchange Act of 1934, as amended (the "1934 Act"), and the 1940 Act and the rules and regulations thereunder (collectively, the "Acts") in connection with the special meeting of shareholders of the Acquired Fund to consider approval of this Agreement.

6.       CONDITIONS  PRECEDENT  TO  OBLIGATIONS  OF THE  TRUST ON  BEHALF OF THE
         ACQUIRED FUND

The obligations of the Trust on behalf of the Acquired Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Trust II on behalf of the Acquiring Fund of all the obligations to be performed by it hereunder on or before the Closing Date, and, in addition thereto, the following further conditions:

6.1 All representations and warranties of the Trust II on behalf of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date; and

6.2 The Trust II on behalf of the Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in its name by the Trust II's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Trust II on behalf of the Acquiring Fund made in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust on behalf of the Acquired Fund shall reasonably request.

7. CONDITIONS PRECEDENT TO OBLIGATIONS OF THE TRUST II ON BEHALF OF THE ACQUIRING FUND

The obligations of the Trust II on behalf of the Acquiring Fund to complete the transactions provided for herein shall be, at its election, subject to the performance by the Acquired Fund of all the obligations to be performed by it hereunder on or before the Closing Date and, in addition thereto, the following conditions:

7.1 All representations and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date with the same force and effect as if made on and as of the Closing Date;

7.2 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund the Statement of Assets and Liabilities of the Acquired Fund, together with a list of its portfolio securities showing the federal income tax bases and holding periods of such securities, as of the Closing Date, certified by the Treasurer or Assistant Treasurer of the Trust;

7.3 The Trust on behalf of the Acquired Fund shall have delivered to the Trust II on behalf of the Acquiring Fund on the Closing Date a certificate executed in the name of the Acquired Fund by a President or Vice President and a Treasurer or Assistant Treasurer of the Trust, in form and substance satisfactory to the Trust II on behalf of the Acquiring Fund and dated as of the Closing Date, to the effect that the representations and warranties of the Acquired Fund in this Agreement are true and correct at and as of the Closing Date, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as the Trust II on behalf of the Acquiring Fund shall reasonably request; and

7.4 At or prior to the Closing Date, the Acquired Fund's investment adviser, or an affiliate thereof, shall have made all payments, or applied all credits, to the Acquired Fund required by any applicable contractual expense limitation.

8.       FURTHER CONDITIONS  PRECEDENT TO OBLIGATIONS OF THE TRUST AND THE TRUST
         II

The obligations hereunder of the Trust II on behalf of the Acquiring Fund and the Trust on behalf of the Acquired Fund are each subject to the further conditions that on or before the Closing Date:

8.1 The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding shares of beneficial interest of the Acquired Fund in accordance with the provisions of the Trust's Declaration and By-Laws, and certified copies of the resolutions evidencing such approval by the Acquired Fund's shareholders shall have been delivered by the Acquired Fund to the Trust II on behalf of the Acquiring Fund;

8.2 On the Closing Date no action, suit or other proceeding shall be pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain changes or other relief in connection with, this Agreement or the transactions contemplated herein;

8.3 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities (including those of the Commission and their "no-action" positions) deemed necessary by the Trust or the Trust II to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself;

8.4 The Registration Statement shall have become effective under the 1933 Act and the 1940 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or the 1940 Act;

8.5      The Acquired  Fund shall have  distributed  to its  shareholders,  in a distribution or distributions qualifying for the deduction for dividends paid under Section 561 of the Code, all of its investment company taxable income (as defined in Section 852(b)(2) of the Code determined without regard to Section 852(b)(2)(D) of the Code) for its taxable year ending on the Closing Date, all of the excess of (i) its interest income excludable from gross income under Section 103(a) of the Code over (ii) its deductions disallowed under Sections 265 and 171(a)(2) of the Code for its taxable year ending on the Closing Date, and all of its net capital gain (as such term is used in Sections 852(b)(3)(A) and (C) of the Code), after reduction by any available capital loss carryforward, for its taxable year ending on the Closing Date; and

8.6 The parties shall have received an opinion of Hale and Dorr LLP, satisfactory to the Trust on behalf of the Acquired Fund and the Trust II on behalf of the Acquiring Fund, substantially to the effect that for federal income tax purposes:

         (a) The acquisition by the Acquiring Fund of all of the assets of the Acquired Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund, followed by the distribution by the Acquired Fund, in liquidation of the Acquired Fund, of Acquiring Fund Shares to the shareholders of the Acquired Fund in exchange for their shares of beneficial interest of the Acquired Fund and the termination of the Acquired Fund, will constitute a
                  "reorganization" within the meaning of Section 368(a) of the Code, and the Acquired Fund and the Acquiring Fund will each be "a party to a reorganization" within the meaning of Section 368(b) of the Code;

         (b)      No gain or loss will be  recognized  by the Acquired Fund upon
                  (i) the transfer of all of its assets to the Acquiring Fund solely in exchange for the issuance of Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund; and (ii) the distribution by the Acquired Fund of such Acquiring Fund Shares to the shareholders of the Acquired Fund;

         (c) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for the issuance of the Acquiring Fund Shares to the Acquired Fund and the assumption of all of the Acquired Fund Liabilities by the Acquiring Fund;

         (d) The basis of the assets of the Acquired Fund acquired by the Acquiring Fund will be, in each instance, the same as the basis of those assets in the hands of the Acquired Fund immediately prior to the transfer;

         (e) The tax holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will, in each instance, include the Acquired Fund's tax holding period for those assets;

         (f) The shareholders of the Acquired Fund will not recognize gain or loss upon the exchange of all of their shares of beneficial interest of the Acquired Fund solely for Acquiring Fund Shares as part of the transaction;

         (g) The basis of the Acquiring Fund Shares received by the Acquired Fund shareholders in the transaction will be the same as the basis of the shares of beneficial interest of the Acquired Fund surrendered in exchange therefor; and

         (h) The tax holding period of the Acquiring Fund Shares received by the Acquired Fund shareholders will include, for each shareholder, the tax holding period for the shares of the Acquired Fund surrendered in exchange therefor, provided that the Acquired Fund shares were held as capital assets on the date of the exchange.

The Trust II and the Trust agree to make and provide representations with respect to the Acquiring Fund and the Acquired Fund, respectively, which are reasonably necessary to enable Hale and Dorr LLP to deliver an opinion substantially as set forth in this Paragraph 8.6. Notwithstanding anything herein to the contrary, neither the Trust nor the Trust II may waive the conditions set forth in this Paragraph 8.6.

9.       BROKERAGE FEES AND EXPENSES

9.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund each represent and warrant to the other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

9.2 The Acquiring Fund and the Acquired Fund shall each be liable solely for its own expenses incurred in connection with entering into and carrying out the provisions of this Agreement whether or not the transactions contemplated hereby are consummated.

10.      ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1 The Trust II on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund agree that neither party has made any representation, warranty or covenant not set forth herein or referred to in Paragraph 4 hereof and that this Agreement constitutes the entire agreement between the parties.

10.2 The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall survive the consummation of the transactions contemplated hereunder.

11.      TERMINATION

11.1 This Agreement may be terminated by the mutual agreement of the Trust II, on behalf of the Acquiring Fund, and the Trust on behalf of the Acquired Fund. In addition, either party may at its option terminate this Agreement at or prior to the Closing Date:

         (a)      because   of  a   material   breach   by  the   other  of  any
                  representation, warranty, covenant or agreement contained herein to be performed at or prior to the Closing Date;

         (b) because of a condition herein expressed to be precedent to the obligations of the terminating party which has not been met and which reasonably appears will not or cannot be met;

         (c) by resolution of the Trust II's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquiring Fund's shareholders; or

         (d) by resolution of the Trust's Board of Trustees if circumstances should develop that, in the good faith opinion of such Board, make proceeding with the Agreement not in the best interests of the Acquired Fund's shareholders.

11.2 In the event of any such termination, there shall be no liability for damages on the part of the Trust II, the Acquiring Fund, the Trust, or the Acquired Fund, or the Trustees or officers of the Trust II or the Trust, but each party shall bear the expenses incurred by it incidental to the preparation and carrying out of this Agreement.

12.      AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be mutually agreed upon by the authorized officers of the Trust and the Trust II. However, following the meeting of shareholders of the Acquired Fund held pursuant to Paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions regarding the method for determining the number of Acquiring Fund Shares to be received by the Acquired Fund shareholders under this Agreement to the detriment of such shareholders without their further approval; provided that nothing contained in this Article 12 shall be construed to prohibit the parties from amending this Agreement to change the Closing Date.

13.      NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to the Acquiring Fund or to the Acquired Fund, each at 101 Huntington Avenue, Boston, Massachusetts 02199, Attention:
President, and, in either case, with copies to Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109, Attention: Pamela J.
Wilson, Esq.

14.      HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT

14.1 The article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

14.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

14.3 This Agreement shall be governed by and construed in accordance with the laws of The Commonwealth of Massachusetts.

14.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the prior written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

14.5 All persons dealing with the Trust or the Trust II must look solely to the property of the Trust or the Trust II, respectively, for the enforcement of any claims against the Trust or the Trust II as the Trustees, officers, agents and shareholders of the Trust or the Trust II assume no personal liability for obligations entered into on behalf of the Trust or the Trust II, respectively. None of the other series of the Trust or the Trust II shall be responsible for any obligations assumed by on or behalf of the Acquired Fund or the Acquiring Fund, respectively, under this Agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the date first set forth above by its President or Vice President and has caused its corporate seal to be affixed hereto.

                                    JOHN HANCOCK INVESTMENT TRUST on behalf of
                                    JOHN HANCOCK GROWTH AND INCOME FUND



                                    By: /s/ Anne C. Hodsdon
                                    -----------------------------------------
                                              Anne C. Hodsdon
                                                 President




                                    JOHN HANCOCK CAPITAL SERIES on behalf of
                                    JOHN HANCOCK UTILITIES FUND



                                    By: /s/ Susan S. Newton
                                    -----------------------------------------
                                                Susan S. Newton
                                         Vice President and Secretary

                                     Thank
                                      You

                                  for mailing
                                your Proxy Card
                                   promptly!







[LOGO] JOHN HANCOCK FUNDS
       A Global Investment Management Firm

John Hancock Funds, Inc.
101 Huntington Avenue, Boston, MA 02199-7603
1-800-225-5291    1-800-554-6713 (TDD)

John Hancock                                                          410PX 9/97
Financial Services

JOHN HANCOCK


GROWTH AND
INCOME FUNDS


[LOGO]

--------------------------------------------------------------------------------

PROSPECTUS
MAY 1, 1997

This prospectus gives vital information about these funds. For your own benefit and protection, please read it before you invest, and keep it on hand for future reference.

Please note that these funds:

-   are not bank deposits
-   are not federally insured
-   are not endorsed by any bank or government agency
-   are not guaranteed to achieve their goal(s)

Like all mutual fund shares, these securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Securities and Exchange Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

GROWTH AND INCOME FUND

INDEPENDENCE EQUITY FUND

SOVEREIGN BALANCED FUND

SOVEREIGN INVESTORS FUND

SPECIAL VALUE FUND

UTILITIES FUND


[LOGO]
JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM

101 Huntington Avenue, Boston, Massachusetts 02199-7603

CONTENTS

--------------------------------------------------------------------------------

A fund-by-fund look at goals, strategies, risks, expenses and financial history.

GROWTH AND INCOME FUND                                                        4


INDEPENDENCE EQUITY FUND                                                      6


SOVEREIGN BALANCED FUND                                                       8


SOVEREIGN INVESTORS FUND                                                     10


SPECIAL VALUE FUND                                                           12


UTILITIES FUND                                                               14



Policies and instructions for opening, maintaining and closing an account in any growth and income fund.

YOUR ACCOUNT

CHOOSING A SHARE CLASS                                                       16

HOW SALES CHARGES ARE CALCULATED                                             16

SALES CHARGE REDUCTIONS AND WAIVERS                                          17

OPENING AN ACCOUNT                                                           17

BUYING SHARES                                                                18

SELLING SHARES                                                               19

TRANSACTION POLICIES                                                         21

DIVIDENDS AND ACCOUNT POLICIES                                               21

ADDITIONAL INVESTOR SERVICES                                                 22



Details that apply to the growth and income funds as a group.

FUND DETAILS

BUSINESS STRUCTURE                                                           23

SALES COMPENSATION                                                           24

MORE ABOUT RISK                                                              26



FOR MORE INFORMATION                                                 back cover

OVERVIEW
--------------------------------------------------------------------------------


GOAL OF THE GROWTH AND INCOME FUNDS

John Hancock growth and income funds invest for varying combinations of income and capital appreciation. Each fund has its own emphasis with regard to income, growth and total return, and has its own strategy and risk/reward profile. Because you could lose money by investing in these funds, be sure to read all risk disclosure carefully before investing.

WHO MAY WANT TO INVEST

These funds may be appropriate for investors who:

- are looking for a more conservative alternative to exclusively growth-oriented funds

-   need an investment to form the core of a portfolio

-   seek above-average total return over the long term

-   are retired or nearing retirement

Growth and income funds may NOT be appropriate if you:

-   are investing for maximum return over a long time horizon

-   require a high degree of stability of your principal


THE MANAGEMENT FIRM

All John Hancock growth and income funds are managed by John Hancock Advisers, Inc. Founded in 1968, John Hancock Advisers is a wholly owned subsidiary of John Hancock Mutual Life Insurance Company and manages more than $20 billion in assets.


FUND INFORMATION KEY

Concise fund-by-fund descriptions begin on the next page. Each description provides the following information:

[BULLSEYE]
Goal and strategy The fund's particular investment goals and the strategies it intends to use in pursuing those goals.

[OPEN FOLDER]
Portfolio securities The primary types of securities in which the fund invests. Secondary investments are described in "More about risk" at the end of the prospectus.

[GRAPH]
Risk factors The major risk factors associated with the fund.

[PERSON]
Portfolio management The individual or group (including subadvisers, if any) designated by the investment adviser to handle the fund's day-to-day management.

[PERCENT SIGN]
Expenses The overall costs borne by an investor in the fund, including sales charges and annual expenses.

[DOLLAR SIGN]
Financial highlights A table showing the fund's financial performance for up to ten years, by share class. A bar chart showing total return allows you to compare the fund's historical risk level to those of other funds.

GROWTH AND INCOME FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
                                TICKER SYMBOL    CLASS A: TAGRX   CLASS B: TSGWX
--------------------------------------------------------------------------------


GOAL AND STRATEGY

[BULLSEYE]
The fund seeks the highest total return (capital appreciation plus current income) that is consistent with reasonable safety of capital. To pursue this goal, the fund invests in a diversified portfolio of stocks, bonds and money market instruments. Although the fund may concentrate in any of these securities, under normal circumstances it invests primarily in stocks. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[OPEN FOLDER]
The fund may invest in most types of securities, including:

-   common and preferred stocks, warrants and convertible securities

- U.S. Government and agency debt securities, including mortgage-backed securities

-   corporate bonds, notes and other debt securities of any maturity


The fund may invest up to 15% of net assets in junk bonds, including convertible securities, that may be rated as low as CC/Ca and their unrated equivalents.


The fund may invest up to 25% of assets in foreign securities (35% during adverse U.S. market conditions); however, foreign securities typically have not exceeded 5% of assets. To a limited extent, the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements.

To the extent that it invests in certain securities, the fund may be affected by additional risks:

-   foreign securities: currency, information, natural event and political risks

-   mortgage-backed securities: extension and prepayment risks

These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Before you invest, please read "More about risk" carefully.

PORTFOLIO MANAGEMENT

[PERSON]
Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since joining John Hancock Funds in July 1996. He is a senior vice president of the adviser and has been in the investment business since 1987.

INVESTOR EXPENSES

[PERCENT SIGN]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                           CLASS A         CLASS B
--------------------------------                           -------         -------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                         5.00%           none

Maximum sales charge imposed on
reinvested dividends                                        none            none

Maximum deferred sales charge                               none(1)         5.00%

Redemption fee(2)                                           none            none

Exchange fee                                                none            none

ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------
Management fee                                               0.625%        0.625%

12b-1 fee(3)                                                 0.250%        1.00%


Other expenses                                               0.355%        0.355%

Total fund operating expenses                                1.230%        1.980%


Example The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.

SHARE CLASS                             YEAR 1     YEAR 3      YEAR 5     YEAR 10
-----------                             ------     ------      ------     -------

Class A shares                            $62        $87        $114        $191

Class B shares

  Assuming redemption
  at end of period                        $70        $92        $127        $211

  Assuming no redemption                  $20        $62        $107        $211


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


4  GROWTH AND INCOME FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
[DOLLAR SIGN]
The figures below have been audited
by the fund's independent auditors,
Ernst & Young LLP.

                                                                                                                    FOUR
                                                                                                                   MONTHS
                                                                                                                  --------

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)   22.58  (9.86)  23.47  0.18  23.80  10.47  13.64  (2.39)  19.22  15.33  14.53(4)
(scale varies from fund to fund)



CLASS A - PERIOD ENDED:                     8/87      8/88      8/89      8/90      8/91      8/92        8/93         8/94
-----------------------                     ----      ----      ----      ----      ----      ----        ----         ----
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period      $ 11.11   $ 12.04   $  8.83   $ 10.19   $  9.87   $ 11.77     $  12.43     $  12.08

Net investment income (loss)                 0.42      0.50      0.55      0.20      0.20      0.32(2)      0.40(2)      0.32(2)

Net realized and unrealized gain (loss)
  on investments                             1.77     (1.73)     1.42     (0.18)     2.07      0.89         1.12        (0.61)

Total from investment operations             2.19     (1.23)     1.97      0.02      2.27      1.21         1.52        (0.29)

Less distributions

  Dividends from net investment income      (0.38)    (0.49)    (0.61)    (0.27)    (0.19)    (0.25)       (0.42)       (0.37)

  Distributions from net realized gain
    on investments sold                     (0.88)    (1.49)      --      (0.07)    (0.18)    (0.30)       (1.45)         --

  Total distributions                       (1.26)    (1.98)    (0.61)    (0.34)    (0.37)    (0.55)       (1.87)       (0.37)

Net asset value, end of period            $ 12.04   $  8.83   $ 10.19   $  9.87   $ 11.77   $ 12.43     $  12.08     $  11.42

TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(3) (%)                              22.58     (9.86)    23.47      0.18     23.80     10.47        13.64        (2.39)

Ratios and supplemental data

Net assets, end of period
  (000s omitted) ($)                       90,974    69,555    70,513    63,150    77,461    89,682      115,780      121,160

Ratio of expenses to average net
  assets (%)                                 1.21      1.29      1.12      1.29      1.38      1.34         1.29         1.31

Ratio of net investment income (loss)
  to average net assets (%)                  3.86      5.45      6.07      1.96      1.90      2.75         3.43         2.82

Portfolio turnover rate (%)                   138       120       214        69        70       119          107          195

Average brokerage commission rate(6) ($)      N/A       N/A       N/A       N/A       N/A       N/A          N/A          N/A




CLASS A - PERIOD ENDED:                       8/95         8/96       12/96(1)
-----------------------                       ----         ----       --------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period        $  11.42     $  13.38     $  15.07

Net investment income (loss)                    0.21(2)      0.19(2)      0.05(2)

Net realized and unrealized gain (loss)
  on investments                                1.95         1.84         2.15

Total from investment operations                2.16         2.03         2.20

Less distributions

  Dividends from net investment income         (0.20)       (0.19)       (0.08)

  Distributions from net realized gain
    on investments sold                          --         (0.15)       (1.57)

  Total distributions                          (0.20)       (0.34)       (1.65)

Net asset value, end of period              $  13.38     $  15.07     $  15.62

TOTAL INVESTMENT RETURN AT NET ASSET
  VALUE(3) (%)                                 19.22        15.33        14.53(4)

Ratios and supplemental data

Net assets, end of period
  (000s omitted) ($)                         130,183      139,548      163,154

Ratio of expenses to average net
  assets (%)                                    1.30         1.17         1.22(5)

Ratio of net investment income (loss)
  to average net assets (%)                     1.82         1.28         0.85(5)

Portfolio turnover rate (%)                       99           74           26

Average brokerage commission rate(6) ($)         N/A       0.0665       0.0692



CLASS B - PERIOD ENDED:                                  8/91(7)      8/92      8/93      8/94       8/95       8/96     12/96(1)
-----------------------                                  -------    -------   -------   --------   --------   --------   --------
PER SHARE OPERATING PERFORMANCE

Net asset value, beginning of period                     $11.52     $ 11.77   $ 12.44   $  12.10   $  11.44   $  13.41   $  15.10

Net investment income (loss)(2)                            --          0.23      0.30       0.24       0.13       0.08       0.01

Net realized and unrealized gain (loss) on investments     0.25        0.89      1.12      (0.61)      1.96       1.85       2.14

Total from investment operations                           0.25        1.12      1.42      (0.37)      2.09       1.93       2.15

Less distributions:

  Dividends from net investment income                     --         (0.15)    (0.31)     (0.29)     (0.12)     (0.09)     (0.02)

  Distributions from net realized gain on
  investments sold                                         --         (0.30)    (1.45)      --         --        (0.15)     (1.57)

  Total distributions                                      --         (0.45)    (1.76)     (0.29)     (0.12)     (0.24)     (1.59)

Net asset value, end of period                           $11.77     $ 12.44   $ 12.10   $  11.44   $  13.41   $  15.10   $  15.66

TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)          2.17(4)     9.67     12.64      (3.11)     18.41      14.49      14.15(4)

Ratios and supplemental data

Net assets, end of period (000s omitted) ($)              7,690      29,826    65,010    114,025    114,723    125,781    146,399

Ratio of expenses to average net assets (%)                2.19(5)     2.07      2.19       2.06       2.03       1.90       1.98(5)

Ratio of net investment income (loss) to average
net assets (%)                                             1.46(5)     2.02      2.53       2.07       1.09       0.55       0.10(5)

Portfolio turnover rate (%)                                  70         119       107        195         99         74         26

Average brokerage commission rate(6) ($)                    N/A         N/A       N/A        N/A        N/A     0.0665     0.0692

(1) Effective December 31, 1996, the fiscal year end changed from August 31 to December 31.

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(4) Not annualized.

(5) Annualized.

(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(7) Class B shares commenced operations on August 22, 1991.


                                                       GROWTH AND INCOME FUND  5

INDEPENDENCE EQUITY FUND

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                                TICKER SYMBOL    CLASS A: JHDCX   CLASS B: JHIDX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[BULLSEYE]
The fund seeks above-average total return (capital appreciation plus current income). To pursue this goal, the fund invests primarily in a diversified stock portfolio whose risk profile is similar to that of the S&P 500 index. The fund does not invest exclusively in S&P 500 stocks.

In choosing stocks, the fund uses a proprietary computer model (NIXDEX) to identify stocks that appear to be undervalued. The fund favors those undervalued stocks that are selected by its model and that are believed to have improving fundamentals. The fund may not invest more than 25% of assets in any one industry.

PORTFOLIO SECURITIES

[OPEN FOLDER]
Under normal circumstances, the fund invests at least 65% of assets in common stocks. It may also invest in warrants, preferred stocks and investment-grade convertible debt securities.

The fund may invest in foreign securities in the form of American Depository Receipts (ADRs) and U.S. dollar-denominated securities of foreign issuers traded on U.S. exchanges. To a limited extent the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS

[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund follows an index-tracking strategy, it is likely to remain fully invested even if the fund's managers anticipate a market downturn.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

MANAGEMENT/SUBADVISER

[PERSON]
The fund's investment decisions are made by a portfolio management team, and no individual is primarily responsible for making them. Team members are employees of Independence Investment Associates, Inc., the fund's subadviser and a subsidiary of John Hancock Mutual Life Insurance Company.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[PERCENT SIGN]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

SHAREHOLDER TRANSACTION EXPENSES                           CLASS A         CLASS B
--------------------------------                           -------         -------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                         5.00%           none

Maximum sales charge imposed on
reinvested dividends                                        none            none

Maximum deferred sales charge                               none(1)         5.00%

Redemption fee(2)                                           none            none

Exchange fee                                                none            none


ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------

Management fee(3)                                           0.75%           0.75%

12b-1 fee(4)                                                0.30%           1.00%

Other expenses                                              0.68%           0.68%

Total fund operating expenses                               1.73%           2.43%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.



SHARE CLASS                             YEAR 1     YEAR 3      YEAR 5      YEAR 10
-----------                             ------     ------      ------      -------
Class A shares                           $67        $102        $139        $244

Class B shares

  Assuming redemption
  at end of period                       $75        $106        $150        $259

  Assuming no redemption                 $25        $ 76        $130        $259

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.

(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 55% of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



6  INDEPENDENCE EQUITY FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[DOLLAR SIGN]
The figures below have been audited by the fund's independent auditors, Price Waterhouse LLP.


VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)

(scale varies from fund to fund)             10.95(5)    13.58     6.60      16.98     29.12     10.33(5)
                                                                                                 seven
                                                                                                 months



------------------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                5/92(1)     5/93      5/94      5/95      5/96       12/96(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                 $10.00      $10.98    $12.16    $12.68    $14.41     $ 17.98
Net investment income (loss)                                           0.15        0.22      0.28(3)   0.32(3)   0.20(3)    0.13(3)
Net realized and unrealized gain (loss) on investments                 0.94        1.25      0.52      1.77      3.88       1.72
Total from investment operations                                       1.09        1.47      0.80      2.09      4.08       1.85
Less distributions:
  Dividends from net investment income                                (0.11)      (0.23)    (0.23)    (0.28)    (0.22)     (0.14)
  Distributions from net realized gain on investments sold               --       (0.06)    (0.05)    (0.08)    (0.29)     (0.27)
  Total distributions                                                 (0.11)      (0.29)    (0.28)    (0.36)    (0.51)     (0.41)
Net asset value, end of period                                       $10.98      $12.16    $12.68    $14.41    $17.98    $ 19.42
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                     10.95(5)    13.58      6.60     16.98     29.12      10.33(5)
Total adjusted investment return at net asset value(4,6) (%)           9.28(5)    11.40      6.15     16.94     28.47      10.08(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                          2,622      12,488    66,612   101,418    14,878     31,013
Ratio of expenses to average net assets (%)                            1.66(7)     0.76      0.70      0.70      0.94       1.30(7)
Ratio of adjusted expenses to average net assets(8) (%)                3.38(7)     2.94      1.15      0.74      1.59       1.73(7)
Ratio of net investment income (loss) to average net assets (%)        1.77(7)     2.36      2.20      2.43      1.55       1.16(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                      0.05(7)     0.18      1.75      2.39      0.90       0.73(7)
Portfolio turnover rate (%)                                              53          53        43        71       157         35
Fee reduction per share ($)                                            0.15        0.20      0.06(3)  0.005(3)   0.08(3)    0.05(3)
Average brokerage commission rate(9) ($)                                N/A         N/A       N/A       N/A       N/A     0.0326



------------------------------------------------------------------------------------------------------------------------------------
CLASS B - PERIOD ENDED:                                                                                          5/96(1)   12/96(2)
------------------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                                           $15.25     $17.96
Net investment income (loss)(3)                                                                                  0.09       0.05
Net realized and unrealized gain (loss) on investments                                                           2.71       1.72
Total from investment operations                                                                                 2.80       1.77
Less distributions:
  Dividends from net investment income                                                                          (0.09)     (0.05)
  Distributions from net realized gain on investments sold                                                         --      (0.27)
  Total distributions                                                                                           (0.09)     (0.32)
Net asset value, end of period                                                                                 $17.96     $19.41
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                                               18.46(5)    9.83(5)
Total adjusted investment return at net asset value(4,6) (%)                                                    17.59(5)    9.58(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                                                   15,125     42,461
Ratio of expenses to average net assets (%)                                                                      2.00(7)    2.00(7)
Ratio of adjusted expenses to average net assets(8) (%)                                                          3.21(7)    2.43(7)
Ratio of net investment income (loss) to average net assets (%)                                                  0.78(7)    0.45(7)
Ratio of adjusted net investment income (loss) to average
net assets(8) (%)                                                                                              (0.43)(7)    0.02(7)
Portfolio turnover rate (%)                                                                                      157          35
Fee reduction per share(3) ($)                                                                                  0.13        0.05
Average brokerage commission rate(9) ($)                                                                         N/A      0.0326

(1) Class A and Class B shares commenced operations on June 10, 1991 and September 7, 1995, respectively.
(2) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.
(3) Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)      Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)      Annualized.
(8)      Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.



                                                      INDEPENDENCE EQUITY FUND 7

SOVEREIGN BALANCED FUND

REGISTRANT NAME:  JOHN HANCOCK INVESTMENT TRUST
TICKER SYMBOL    CLASS A: SVBAX   CLASS B:                                 SVBBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[BULLSEYE]
The fund seeks current income, long-term growth of capital and income, and preservation of capital. To pursue these goals, the fund allocates its assets among a diversified mix of debt and equity securities. While the relative weightings of debt and equity securities will shift over time, at least 25% of assets will be invested in senior debt securities. The fund may not invest more than 25% of assets in any one industry.


PORTFOLIO SECURITIES

[OPEN FOLDER]
The fund may invest in any type or class of security, including (but not limited to) stocks, warrants, U.S. Government and agency securities, corporate debt securities, investment-grade short-term securities, foreign currencies and options and futures contracts.

The fund's stock investments are exclusively in companies that have increased their dividend payout in each of the last ten years. Up to 25% of the fund's bond investments may be rated from BB/Ba to C (junk bonds).

The fund may invest up to 35% of assets in foreign securities; however, these typically have not exceeded 5% of assets. To a limited extent, the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.


RISK FACTORS

[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. To the extent that it invests in certain securities, the fund may be affected by additional risks:

o junk bonds: above-average credit, market and other risks

o foreign securities: currency, information, natural event and political risks

o mortgage-backed securities: extension and prepayment risks

These risks are listed and defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.


MANAGEMENT/SUBADVISER

[PERSON]
John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[PERCENT SIGN]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.



 SHAREHOLDER TRANSACTION EXPENSES        CLASS A   CLASS B
 --------------------------------        -------   -------
 Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                         5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                    none      none

 Maximum deferred sales charge           none(1)   5.00%

 Redemption fee(2)                       none      none
 Exchange fee                            none      none


 ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
------------------------------

 Management fee(3)                       0.60%     0.60%

 12b-1 fee(4)                            0.30%     1.00%
 Other expenses                          0.39%     0.39%

 Total fund operating expenses           1.29%     1.99%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


 SHARE CLASS                     YEAR 1  YEAR 3   YEAR 5   YEAR 10
 -----------------------------------------------------------------
 Class A shares                    $62     $89      $117     $198

 Class B shares
   Assuming redemption
   at end of period                $70     $92      $127     $214

   Assuming no redemption          $20     $62      $107     $214

This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 40% of the stock portion of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


8   SOVEREIGN BALANCED FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[DOLLAR SIGN]
The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.


Volatility, as indicated by Class A year-by-year total investment return (%)
(scale varies from fund to fund)

                                                                    2.37(4)     11.38   (3.51)  24.23   12.13



 CLASS A - PERIOD ENDED:                                             12/92(1)   12/93   12/94   12/95     12/96
 -----------------------                                             --------   ------   -----  ------    ------
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                                $10.00     $10.19  $10.74   $9.84    $11.75
 Net investment income (loss)                                          0.04(2)    0.46    0.50    0.44(2)   0.41(2)
 Net realized and unrealized gain (loss) on investments                0.20       0.68   (0.88)   1.91      0.99
 Total from investment operations                                      0.24       1.14   (0.38)   2.35      1.40
 Less distributions:
   Dividends from net investment income                               (0.05)     (0.45)  (0.50)  (0.44)    (0.41)
   Distributions from net realized gain on investments sold              --      (0.14)  (0.02)     --     (0.47)
   Total distributions                                                (0.05)     (0.59)  (0.52)  (0.44)    (0.88)
 Net asset value, end of period                                      $10.19     $10.74   $9.84  $11.75    $12.27
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                     2.37(4)   11.38   (3.51)  24.23     12.13
 Total adjusted investment return at net asset value(3,5) (%)          2.34(4)      --      --      --        --
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                         5,796     62,218  61,952  69,811    71,242
 Ratio of expenses to average net assets (%)                           2.79(6)    1.45    1.23    1.27      1.29
 Ratio of adjusted expenses to average net assets(7) (%)               2.94(6)      --      --      --        --
 Ratio of net investment income (loss) to average net assets (%)       3.93(6)    4.44    4.89    3.99      3.33
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                     3.78(6)      --      --      --        --
 Portfolio turnover rate (%)                                              0         85      78      45        80
 Fee reduction per share ($)                                         0.0016(2)      --      --      --        --
 Average brokerage commission rate(8) ($)                               N/A        N/A     N/A     N/A    0.0700



 CLASS B - PERIOD ENDED:                                             12/92(1)   12/93   12/94    12/95    12/96
 -----------------------                                             --------   ------  -----    -----    -----
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                                $10.00     $10.20  $10.75   $9.84    $11.74
 Net investment income (loss)                                          0.03(2)    0.37    0.43    0.36(2)   0.32(2)
 Net realized and unrealized gain (loss) on investments                0.20       0.70   (0.89)   1.90      1.01
 Total from investment operations                                      0.23       1.07   (0.46)   2.26      1.33
 Less distributions:
   Dividends from net investment income                               (0.03)     (0.38)  (0.43)  (0.36)    (0.33)
   Distributions from net realized gain on investments sold              --      (0.14)  (0.02)     --     (0.47)
   Total distributions                                                (0.03)     (0.52)  (0.45)  (0.36)    (0.80)
 Net asset value, end of period                                      $10.20     $10.75   $9.84  $11.74    $12.27
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                     2.29(4)   10.63   (4.22)  23.30     11.46
 Total adjusted investment return at net asset value(3,5) (%)          2.26(4)      --      --      --        --
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                        14,311     78,775  79,176  87,827    90,855
 Ratio of expenses to average net assets (%)                           3.51(6)    2.10    1.87    1.96      1.99
 Ratio of adjusted expenses to average net assets(7) (%)               3.66(6)      --      --      --        --
 Ratio of net investment income (loss) to average net assets (%)       3.21(6)    4.01    4.25    3.31      2.63
 Ratio of adjusted net investment income (loss) to average
 net assets(7) (%)                                                     3.06(6)      --      --      --        --
 Portfolio turnover rate (%)                                              0         85      78      45        80
 Fee reduction per share ($)                                         0.0012(2)      --      --      --        --
 Average brokerage commission rate(8) ($)                               N/A        N/A     N/A     N/A    0.0700

(1) Class A and Class B shares commenced operations on October 5, 1992. This period is covered by the report of other independent auditors (not included herein).

(2) Based on the average of the shares outstanding at the end of each month.

(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.


(4) Not annualized.

(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.

(6) Annualized.

(7) Unreimbursed, without fee reduction.

(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                    SOVEREIGN BALANCED FUND    9

SOVEREIGN INVESTORS FUND

REGISTRANT NAME: JOHN HANCOCK INVESTMENT TRUST
TICKER SYMBOL    CLASS A: SOVIX   CLASS B: SOVBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[BULLS EYE]
The fund seeks long-term growth of capital and of income without assuming undue market risks. Under normal circumstances, the fund invests most of its assets in a diversified selection of stocks, although it may respond to market conditions by investing in other types of securities such as bonds or short-term securities. The fund may not invest more than 25% of assets in any one industry.

Currently, the fund utilizes a "dividend performers" strategy in selecting common stocks, investing exclusively in companies that have increased their dividend payout in each of the last ten years.


PORTFOLIO SECURITIES

[OPEN FOLDER]
The fund may invest in most types of securities, including:

- common and preferred stocks, warrants and convertible securities

- U.S. Government and agency debt securities, including mortgage-backed securities

- corporate bonds, notes and other debt securities of any maturity

The fund's bond investments are primarily investment-grade, although up to 5% of assets may be invested in junk bonds rated as low as C and their unrated equivalents. To a limited extent, the fund may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.


RISK FACTORS

[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. To the extent that the fund invests in higher-risk securities, it takes on additional risks that could adversely affect its performance. Before you invest, please read "More about risk" starting on page 26.


MANAGEMENT/SUBADVISER

[PERSON]
John F. Snyder III and Barry H. Evans, CFA, lead the fund's portfolio management team. Mr. Snyder, an investment manager since 1971, is an executive vice president of Sovereign Asset Management Corporation, the fund's subadviser and a subsidiary of John Hancock Funds. Mr. Evans, a senior vice president of the adviser, has been in the investment business since joining John Hancock Funds in 1986.

--------------------------------------------------------------------------------
INVESTOR EXPENSES

[PERCENT]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


 SHAREHOLDER TRANSACTION EXPENSES        CLASS A   CLASS B
 --------------------------------        -------   -------
 Maximum sales charge imposed on
 purchases (as a percentage of
 offering price)                         5.00%     none

 Maximum sales charge imposed on
 reinvested dividends                    none      none

 Maximum deferred sales charge           none(1)   5.00%

 Redemption fee(2)                       none      none

 Exchange fee                            none      none


 ANNUAL FUND OPERATING EXPENSES
 (AS A % OF AVERAGE NET ASSETS)
 Management Fee(3)                       0.57%     0.57%

 12b-1 fee(4)                            0.30%     1.00%

 Other expenses                          0.26%     0.34%

 Total fund operating expenses           1.13%     1.91%

EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.



 Share class                   Year 1  Year 3   Year 5   Year 10
 -----------                   ------  ------   ------   -------
 Class A shares                  $61     $84      $109     $181

 Class B shares
   Assuming redemption
   at end of period              $69     $90      $123     $203

   Assuming no redemption        $19     $60      $103     $203


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).

(3) Management fee includes a subadviser fee equal to 40% of the management fee.

(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


10  SOVEREIGN INVESTORS FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[DOLLAR SIGN]
The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.


VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)
                                             0.28   11.23   23.76   4.38    30.48   7.23    5.71    (1.85)   29.15    17.57




 CLASS A - PERIOD ENDED:                                     12/87(1,2)  12/88(1)   12/89(1)    12/90(1)    12/91(1,3)
 -----------------------                                     ----------  --------   --------    --------    ----------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                        $ 12.36     $ 10.96    $ 11.19     $ 12.60     $ 11.94
 Net investment income (loss)                                   0.53        0.57       0.59        0.58        0.54

 Net realized and unrealized gain (loss) on investments        (0.45)       0.65       2.01       (0.05)       3.03
 Total from investment operations                               0.08        1.22       2.60        0.53)       3.57

 Less distributions:
   Dividends from net investment income                        (0.58)      (0.61)     (0.61)      (0.59)      (0.53)

   Distributions from net realized gain on investments sold     0.90       (0.38)     (0.58)      (0.60)      (0.67)
   Total distributions                                         (1.48)      (0.99)     (1.19)      (1.19)      (1.20)

 Net asset value, end of period                              $ 10.96     $ 11.19    $ 12.60     $ 11.94     $ 14.31
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)              0.28       11.23      23.76        4.38       30.48

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                 40,564      45,861     66,466      83,470     194,055

 Ratio of expenses to average net assets (%)                    0.85        0.86       1.07        1.14        1.18
 Ratio of net investment income (loss) to average
 net assets (%)                                                 3.96        4.97       4.80        4.77        4.01

 Portfolio turnover rate (%)                                      59          35         40          55          67
 Average brokerage commission rate(6) ($)                        N/A         N/A        N/A         N/A         N/A



 CLASS A - PERIOD ENDED:                                     12/92(1)      12/93         12/94         12/95          12/96
 -----------------------                                     --------    ---------     ---------     ---------     ---------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                        $ 14.31     $   14.78     $   15.10     $   14.24     $   17.87
 Net investment income (loss)                                   0.47          0.44          0.46          0.40          0.36(4)

 Net realized and unrealized gain (loss) on investments         0.54          0.39         (0.75)         3.71          2.77
 Total from investment operations                               1.01          0.83         (0.29)         4.11          3.13

 Less distributions:
   Dividends from net investment income                        (0.45)        (0.42)        (0.46         (0.40)        (0.36)

   Distributions from net realized gain on investments sold    (0.09         (0.09)        (0.11         (0.08)        (1.16)
   Total distributions                                         (0.54)        (0.51)        (0.57         (0.48)        (1.52)

 Net asset value, end of period                              $ 14.78     $   15.10     $   14.24     $   17.87     $   19.48
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)              7.23          5.71         (1.85)        29.15         17.57

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                872,932     1,258,575     1,090,231     1,280,321     1,429,523

 Ratio of expenses to average net assets (%)                    1.13          1.10          1.16          1.14          1.13
 Ratio of net investment income (loss) to average
 net assets (%)                                                 3.32          2.94          3.13          2.45          1.86

 Portfolio turnover rate (%)                                      30            46            45            46            59
 Average brokerage commission rate(6) ($)                        N/A           N/A           N/A           N/A        0.0696




 CLASS B - PERIOD ENDED:                                             12/94(7)     12/95      12/96
 -----------------------                                             --------     ------     ------
 PER SHARE OPERATING PERFORMANCE

 Net asset value, beginning of period                                $15.02       $14.24     $17.86
 Net investment income (loss)(4)                                       0.38         0.27       0.21

 Net realized and unrealized gain (loss) on investment                (0.69)        3.71       2.77
 Total from investment operations                                     (0.31)        3.98       2.98

 Less distributions:
   Dividends from net investment income                               (0.36)       (0.28)     (0.22)

   Distributions from net realized gain on investments sold           (0.11)       (0.08)     (1.16)
   Total distributions                                                (0.47)       (0.36)     (1.38)

 Net asset value, end of period                                      $14.24       $17.86     $19.46
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(5) (%)                    (2.04)(8)    28.16      16.67

 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                       128,069      257,781    406,523

 Ratio of expenses to average net assets (%)                           1.86(9)      1.90       1.91
 Ratio of net investment income (loss) to average net assets (%)       2.57(9)      1.65       1.10

 Portfolio turnover rate (%)                                             45           46         59
 Average brokerage commission rate(6) ($)                               N/A          N/A     0.0696

(1) These periods are covered by the report of other independent auditors (not included herein).

(2) Restated for 2-for-1 stock split effective April 29, 1987.

(3) On October 23, 1991, John Hancock Advisers, Inc. became the investment adviser of the fund.

(4) Based on the average of the shares outstanding at the end of each month.

(5) Assumes dividend reinvestment and does not reflect the effect of sales charges.

(6) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.

(7) Class B shares commenced operations on January 3, 1994.

(8) Not annualized.

(9) Annualized.


                                                   SOVEREIGN INVESTORS FUND   11

SPECIAL VALUE FUND
REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
TICKER SYMBOL    CLASS A: SPVAX   CLASS B: SPVBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY

[BULLSEYE]
The fund seeks capital appreciation, with income as a secondary consideration. To pursue this goal, the fund invests primarily in stocks that appear comparatively undervalued and are out of favor. The fund looks for companies of any size whose earnings power or asset value does not appear to be reflected in the current stock price, and whose stocks thus have potential for appreciation. The fund also takes a "margin of safety" approach, seeking those stocks that are believed to have limited downside risk. The fund may not invest more than 25% of assets in any one industry.


PORTFOLIO SECURITIES
[OPEN FOLDER]
The fund invests primarily in the common stocks of U.S. companies. It may also invest in warrants, preferred stocks and convertible securities.


The fund may invest up to 50% of assets in foreign securities, including American Depository Receipts. The fund may invest up to 15% of net assets in junk bonds, including convertible securities, that may be rated as low as CC/Ca and their unrated equivalents. To a limited extent, the fund also may invest in certain higher-risk securities and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.



RISK FACTORS
[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate. Even comparatively undervalued stocks typically fall in price during broad market declines. Small- and medium-sized company stocks, which may comprise a portion of the fund's portfolio, tend to be more volatile than the market as a whole.

To the extent that it invests in foreign securities, the fund may be affected by additional risks, such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.


PORTFOLIO MANAGEMENT
[PERSON]
Timothy E. Keefe, CFA, has been the leader of the fund's portfolio management team since August 1996. He is a senior vice president of the adviser. He joined John Hancock Funds in July 1996 and has been in the investment business since 1987.


INVESTOR EXPENSES
[PERCENT]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.


 SHAREHOLDER TRANSACTION EXPENSES                            CLASS A      CLASS B
 --------------------------------                            -------      -------
Maximum sales charge imposed on purchases
(as a percentage of offering price)                          5.00%          none

Maximum sales charge imposed on
reinvested dividends                                         none           none

Maximum deferred sales charge                                none(1)        5.00%

Redemption fee(2)                                            none           none

Exchange fee                                                 none           none



 ANNUAL FUND OPERATING EXPENSES
(AS A % OF AVERAGE NET ASSETS)
------------------------------
Management fee (after expense limitation)(3)                 0.00%         0.00%

12b-1 fee(4)                                                 0.30%         1.00%

Other expenses (after limitation)(3)                         0.69%         0.69%

Total fund operating expenses (after limitation)(3)          0.99%         1.69%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.



 SHARE CLASS                                  YEAR 1   YEAR 3    YEAR 5   YEAR 10
 -----------                                  ------   ------    ------   -------
Class A shares                                  $60      $80      $102      $165

Class B shares
  Assuming redemption
  at end of period                              $67      $83      $112      $181

  Assuming no redemption                        $17      $53      $ 92      $181


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."

(2) Does not include wire redemption fee (currently $4.00).


(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class, other expenses would be 0.70% for each class, and total fund operating expenses would be 1.70% for Class A and 2.40% for Class
    B. The adviser may terminate this limitation in the future.


(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.


12  SPECIAL VALUE FUND

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

[DOLLAR SIGN]

The figures below have been audited by the fund's independent auditors, Ernst & Young LLP.


VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)
(scale varies from fund to fund)             7.81(4)     20.26      12.91


------------------------------------------------------------------------------------------------------------------------
CLASS A - PERIOD ENDED:                                                                   12/94(1)  12/95     12/96
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                      $8.50     $8.99    $10.39
Net investment income (loss)(2)                                                            0.18      0.21      0.14
Net realized and unrealized gain (loss) on investments                                     0.48      1.60      1.17
Total from investment operations                                                           0.66      1.81      1.31
Less distributions:
  Dividends from net investment income                                                    (0.17)    (0.20)    (0.14)
  Distributions from net realized gain on investments sold                                   --     (0.21)    (1.24)
  Total distributions                                                                     (0.17)    (0.41)    (1.38)
Net asset value, end of period                                                            $8.99    $10.39    $10.32
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                          7.81(4)  20.26     12.91
Total adjusted investment return at net asset value(3,5) (%)                               7.30(4)  19.39     12.20
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                              4,420    12,845    15,853
Ratio of expenses to average net assets (%)                                                0.99(6)   0.98      0.99
Ratio of adjusted expenses to average net assets(7) (%)                                    4.98(6)   1.85      1.70
Ratio of net investment income (loss) to average net assets (%)                            2.10(6)   2.04      1.31
Ratio of adjusted net investment income (loss) to average net assets(7) (%)               (1.89)(6)  1.17      0.60
Portfolio turnover rate (%)                                                                 0.3         9        72
Fee reduction per share (2) ($)                                                            0.34      0.09      0.08
Average brokerage commission rate(8) ($)                                                    N/A       N/A    0.0658



------------------------------------------------------------------------------------------------------------------------
CLASS B -  PERIOD ENDED:                                                                  12/94(1)  12/95     12/96
------------------------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                                      $8.50     $9.00    $10.38
Net investment income (loss)(2)                                                            0.13      0.12     0.07
Net realized and unrealized gain (loss) on investments                                     0.48      1.59     1.17
Total from investment operations                                                           0.61      1.71     1.24
Less distributions:
  Dividends from net investment income                                                    (0.11)    (0.12)   (0.07)
  Distributions from net realized gain on investments sold                                   --     (0.21)   (1.24)
  Total distributions                                                                     (0.11)    (0.33)   (1.31)
Net asset value, end of period                                                            $9.00    $10.38   $10.31
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(3) (%)                                          7.15(4)  19.11    12.14
Total adjusted investment return at net asset value(3,5) (%)                               6.64(4)  18.24    11.43
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                              3,296    16,994   22,097
Ratio of expenses to average net assets (%)                                                1.72(6)   1.73     1.69
Ratio of adjusted expenses to average net assets(7) (%)                                    5.71(6)   2.60     2.40
Ratio of net investment income (loss) to average net assets (%)                            1.53(6)   1.21     0.62
Ratio of adjusted net investment income (loss) to average net assets(7) (%)               (2.46)(6)  0.34    (0.09)
Portfolio turnover rate (%)                                                                 0.3         9       72
Fee reduction per share (2)($)                                                             0.34      0.09     0.08
Average brokerage commission rate(8) ($)                                                    N/A       N/A   0.0658


(1)      Class A and Class B shares commenced operations on January 3, 1994.
(2) Based on the average of the shares outstanding at the end of each month.
(3) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(4)      Not annualized.
(5) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(6)      Annualized.
(7)      Unreimbursed, without fee reduction.
(8) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.


                                                           SPECIAL VALUE FUND 13

UTILITIES FUND

REGISTRANT NAME: JOHN HANCOCK CAPITAL SERIES
                              TICKER SYMBOL     CLASS A: JHUAX    CLASS B: JHUBX
--------------------------------------------------------------------------------

GOAL AND STRATEGY
[BULLSEYE]
The fund seeks current income and, to the extent consistent with this goal, growth of income and long-term growth of capital. To pursue this goal, the fund invests primarily in public utilities companies, such as those whose principal business involves the generation, handling or sale of electricity, natural gas, water, waste management services or non-broadcast telecommunications services. Under normal circumstances, the fund will invest at least 65% of assets in these companies. The fund may invest in other industries if fund management believes it would help the fund meet its goal.

PORTFOLIO SECURITIES
[OPEN FOLDER]
The fund invests primarily in the common stocks of U.S. and foreign companies. It may also invest in warrants, preferred stocks and convertible securities.

Foreign securities (including American Depository Receipts) and investment-grade debt securities may each comprise up to 25% of portfolio investments. To a limited extent, the fund also may invest in certain higher-risk securities, and may engage in other investment practices.

For temporary defensive purposes, the fund may invest some or all of its assets in investment-grade short-term securities.

RISK FACTORS
[GRAPH]
As with any growth and income fund, the value of your investment will fluctuate in response to stock and bond market movements. Because the fund concentrates on a narrow segment of the economy, its performance is largely dependent on that segment's performance. Utilities stocks may be adversely affected by numerous factors, including government regulation and deregulation, environmental issues, competition and rising interest rates.

To the extent that it invests in foreign securities, the fund may be affected by additional risks such as currency, information, natural event and political risks. These risks are defined in "More about risk" starting on page 26. This section also details other higher-risk securities and practices that the fund may utilize. Please read "More about risk" carefully before you invest.

PORTFOLIO MANAGEMENT
[PERSON]
Gregory K. Phelps, leader of the fund's portfolio management team since April 1996, is a vice president of the adviser. He joined John Hancock Funds in January 1995 and has been in the investment business since 1981.

--------------------------------------------------------------------------------
INVESTOR EXPENSES
[PERCENT]
Fund investors pay various expenses, either directly or indirectly. The figures below show the expenses for the past year, adjusted to reflect any changes. Future expenses may be greater or less.

---------------------------------------------------------------
SHAREHOLDER TRANSACTION EXPENSES            CLASS A     CLASS B
---------------------------------------------------------------
Maximum sales charge imposed on purchases
(as a percentage of offering price)         5.00%       none
Maximum sales charge imposed on
reinvested dividends                        none        none
Maximum deferred sales charge               none(1)     5.00%
Redemption fee(2)                           none        none
Exchange fee                                none        none


-------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES (AS A % OF AVERAGE NET ASSETS)
-------------------------------------------------------------------------------
Management fee (after expense limitation)(3)                    0.25%     0.25%
12b-1 fee(4)                                                    0.30%     1.00%
Other expenses                                                  0.51%     0.51%
Total fund operating expenses (after limitation)(3)             1.06%     1.76%


EXAMPLE The table below shows what you would pay if you invested $1,000 over the various time frames indicated. The example assumes you reinvested all dividends and that the average annual return was 5%.


------------------------------------------------------------------
SHARE CLASS                   YEAR 1  YEAR 3   YEAR 5   YEAR 10
------------------------------------------------------------------
Class A shares                $60     $82      $106     $173
Class B shares
  Assuming redemption
  at end of period            $68     $85      $115     $189
  Assuming no redemption      $18     $55      $ 95     $189


This example is for comparison purposes only and is not a representation of the fund's actual expenses and returns, either past or future.


(1) Except for investments of $1 million or more; see "How sales charges are calculated."
(2)      Does not include wire redemption fee (currently $4.00).
(3) Reflects the adviser's agreement to limit expenses (except for 12b-1 and transfer agent expenses). Without this limitation, management fees would be 0.70% for each class and total fund operating expenses would be 1.51% for Class A and 2.21% for Class B. The adviser may terminate this limitation in the future.
(4) Because of the 12b-1 fee, long-term shareholders may indirectly pay more than the equivalent of the maximum permitted front-end sales charge.



14  UTILITIES FUND

FINANCIAL HIGHLIGHTS

               The figures below have been audited
[DOLLAR SIGN]  by the fund's independent auditors,
               Price Waterhouse LLP.

VOLATILITY, AS INDICATED BY CLASS A
YEAR-BY-YEAR TOTAL INVESTMENT RETURN (%)   (2.82)(4)   7.10   14.44   11.05(4)
(scale varies from fund to fund)                                      seven
                                                                      months


CLASS A - PERIOD ENDED:                                                           5/94(1)         5/95         5/96        12/96(2)
PER SHARE OPERATING PERFORMANCE
Net asset value, beginning of period                                          $   8.50       $    8.26    $    8.48    $    9.17
Net investment income (loss)(3)                                                   0.12            0.44         0.41         0.30
Net realized and unrealized gain (loss) on investments and
foreign currency transactions                                                    (0.36)           0.12         0.79         0.68
Total from investment operations                                                 (0.24)           0.56         1.20         0.98
Less distributions:
  Dividends from net investment income                                              --           (0.34)       (0.41)       (0.35)
  Distributions from net realized gains on investments sold                         --              --        (0.10)       (0.73)
  Total distributions                                                               --           (0.34)       (0.51)       (1.08)
Net asset value, end of period                                                $   8.26       $    8.48    $    9.17    $    9.07
TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                (2.82)(5)        7.10        14.44        11.05(5)
Total adjusted investment return at net asset value(4,6) (%)                     (6.46)(5)        6.44        14.01       (10.78)(5)
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted) ($)                                       781          19,229       22,574       23,781
Ratio of expenses to average net assets (%)                                       1.00(7)         1.04         1.04         1.06(7)
Ratio of adjusted expenses to average net assets(8) (%)                          12.07(7)         1.70         1.47         1.51(7)
Ratio of net investment income (loss) to average net assets (%)                   4.53(7)         5.39         4.49         5.44(7)
Ratio of adjusted net investment income (loss) to average net assets(8) (%)      (6.54)(7)        4.73         4.06         4.99(7)
Portfolio turnover rate (%)                                                          6              98          124           48
Fee reduction per share (3)($)                                                    0.27            0.05         0.04         0.02
Average brokerage commission rate(9) ($)                                           N/A             N/A          N/A       0.0700



 CLASS B - PERIOD ENDED:                                                           5/94(1)         5/95         5/96        12/96(2)
 PER SHARE OPERATING PERFORMANCE
 Net asset value, beginning of period                                          $   8.50       $    8.25    $    8.45    $    9.14
 Net investment income (loss)(3)                                                   0.08            0.38         0.34         0.26
 Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                                    (0.33)           0.12         0.79         0.68
 Total from investment operations                                                 (0.25)           0.50         1.13         0.94
 Less distributions:
   Dividends from net investment income                                              --           (0.30)       (0.34)       (0.31)
   Distributions from net realized gains on investments sold                         --              --        (0.10)       (0.73)
   Total distributions                                                               --           (0.30)       (0.44)       (1.04)
 Net asset value, end of period                                                $   8.25       $    8.45    $    9.14    $    9.04
 TOTAL INVESTMENT RETURN AT NET ASSET VALUE(4) (%)                                (2.94)(5)        6.31        13.68        10.50(5)
 Total adjusted investment return at net asset value(4,6) (%)                     (6.58)(5)        5.65        13.25        10.23(5)
 RATIOS AND SUPPLEMENTAL DATA
 Net assets, end of period (000s omitted) ($)                                       445          38,344       47,759       51,043
 Ratio of expenses to average net assets (%)                                       1.72(7)         1.71         1.77         1.75(7)
 Ratio of adjusted expenses to average net assets(8) (%)                          12.79(7)         2.37         2.20         2.20(7)
 Ratio of net investment income (loss) to average net assets (%)                   4.20(7)         4.64         3.77         4.74(7)
 Ratio of adjusted net investment income (loss) to average net assets(8) (%)      (6.87)(7)        3.98         3.34         4.29(7)
 Portfolio turnover rate (%)                                                          6              98          124           48
 Fee reduction per share (3)($)                                                    0.27            0.05         0.04         0.02
 Average brokerage commission rate(9) ($)                                           N/A             N/A          N/A       0.0700

----------
(1)  Class A and Class B shares commenced operations on February 1, 1994.
(2) Effective December 31, 1996, the fiscal year end changed from May 31 to December 31.
(3)  Based on the average of the shares outstanding at the end of each month.
(4) Assumes dividend reinvestment and does not reflect the effect of sales charges.
(5)  Not annualized.
(6) An estimated total return calculation that does not take into consideration fee reductions by the adviser during the periods shown.
(7)  Annualized.
(8)  Unreimbursed, without fee reduction.
(9) Per portfolio share traded. Required for fiscal years that began September 1, 1995 or later.



                                                              UTILITIES FUND  15

YOUR ACCOUNT


--------------------------------------------------------------------------------
CHOOSING A SHARE CLASS

All John Hancock growth and income funds offer two classes of shares, Class A and Class B. Each class has its own cost structure, allowing you to choose the one that best meets your requirements. Your financial representative can help you decide.

 CLASS A                               CLASS B
-  Front-end sales charges, as        -  No front-end sales charge; all
   described below. There are            your money goes to work for
   several ways to reduce these          you right away.
   charges, also described below.
                                      -  Higher annual expenses than
-  Lower annual expenses than            Class A shares.
   Class B shares.
                                      -  A deferred sales charge on
                                         shares you sell within six
                                         years of purchase, as
                                         described below.

                                      -  Automatic conversion to Class
                                         A shares after eight years,
                                         thus reducing future annual
                                         expenses.

For actual past expenses of Class A and B shares, see the fund-by-fund information earlier in this prospectus.

Sovereign Investors Fund offers Class C shares, which have their own expense structure and are available to financial institutions only. Call Signature Services for more information (see the back cover of this prospectus).



--------------------------------------------------------------------------------
HOW SALES CHARGES ARE CALCULATED

Class A Sales charges are as follows:

 CLASS A SALES CHARGES

                            As a % of         As a % of your
 Your investment            offering price    investment
 Up to $49,999              5.00%             5.26%

 $50,000 - $99,999          4.50%             4.71%

 $100,000 - $249,999        3.50%             3.63%

 $250,000 - $499,999        2.50%             2.56%

 $500,000 - $999,999        2.00%             2.04%

 $1,000,000 and over        See below

Investments of $1 million or more Class A shares are available with no front-end sales charge. However, there is a contingent deferred sales charge (CDSC) on any shares sold within one year of purchase, as follows:


CDSC ON $1 MILLION+ INVESTMENTS

 Your investment                CDSC on shares being sold
 First $1M - $4,999,999         1.00%

 Next $1 - $5M above that       0.50%

 Next $1 or more above that     0.25%

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the LAST day of that month.


The CDSC is based on the lesser of the original purchase cost or the current market value of the shares being sold, and is not charged on shares you acquired by reinvesting your dividends. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that are not subject to a CDSC.


Class B Shares are offered at their net asset value per share, without any initial sales charge. However, there is a contingent deferred sales charge
(CDSC) on shares you sell within six years of buying them. There is no CDSC on shares acquired through reinvestment of dividends. The CDSC is based on the original purchase cost or the current market value of the shares being sold, whichever is less. The longer the time between the purchase and the sale of shares, the lower the rate of the CDSC:

 CLASS B DEFERRED CHARGES

 Years after purchase            CDSC on shares being sold
 1st year                        5.00%

 2nd year                        4.00%

 3rd or 4th year                 3.00%

 5th year                        2.00%

 6th year                        1.00%

 After 6 years                   None

For purposes of this CDSC, all purchases made during a calendar month are counted as having been made on the FIRST day of that month.


CDSC calculations are based on the number of shares involved, not on the value of your account. To keep your CDSC as low as possible, each time you place a request to sell shares we will first sell any shares in your account that carry no CDSC. If there are not enough of these to meet your request, we will sell those shares that have the lowest CDSC.


16  YOUR ACCOUNT

--------------------------------------------------------------------------------
SALES CHARGE REDUCTIONS AND WAIVERS


REDUCING YOUR CLASS A SALES CHARGES There are several ways you can combine multiple purchases of Class A shares of John Hancock funds to take advantage of the breakpoints in the sales charge schedule. The first three ways can be combined in any manner.

- Accumulation Privilege -- lets you add the value of any Class A shares you already own to the amount of your next Class A investment for purposes of calculating the sales charge.

- Letter of Intention -- lets you purchase Class A shares of a fund over a 13-month period and receive the same sales charge as if all shares had been purchased at once.

- Combination Privilege -- lets you combine Class A shares of multiple funds for purposes of calculating the sales charge.

To utilize: complete the appropriate section of your application, or contact your financial representative or Signature Services to add these options.


GROUP INVESTMENT PROGRAM A group may be treated as a single purchaser under the accumulation and combination privileges. Each investor has an individual account, but for sales charge purposes the group's investments are lumped together, making the investors potentially eligible for reduced sales charges. There is no charge, no obligation to invest (although initial aggregate investments must be at least $250) and individual investors may terminate their accounts at any time.


To utilize: contact your financial representative or Signature Services to find out how to qualify, or consult the SAI (see the back cover of the prospectus).

CDSC waivers As long as Signature Services is notified at the time you sell, the CDSC for either share class will generally be waived in the following cases:


-  to make payments through certain systematic withdrawal plans

-  to make certain distributions from a retirement plan

-  because of shareholder death or disability

To utilize: If you think you may be eligible for a CDSC waiver, contact your financial representative or Signature Services, or consult the SAI.

REINSTATEMENT PRIVILEGE If you sell shares of a John Hancock fund, you may reinvest some or all of the proceeds in the same share class of any John Hancock fund within 120 days without a sales charge, as long as Signature Services is notified before you reinvest. If you paid a CDSC when you sold your shares, you will be credited with the amount of the CDSC. All accounts involved must have the same registration.

To utilize: contact your financial representative or Signature Services.


WAIVERS FOR CERTAIN INVESTORS Class A shares may be offered without front-end sales charges or CDSCs to various individuals and institutions, including:

-  government entities that are prohibited from paying mutual fund sales charges

- financial institutions or common trust funds investing $1 million or more for non-discretionary accounts

-  selling brokers and their employees and sales representatives

- financial representatives utilizing fund shares in fee-based investment products under agreement with John Hancock Funds

- fund trustees and other individuals who are affiliated with these or other John Hancock funds

- individuals transferring assets to a John Hancock fund from an employee benefit plan that has John Hancock funds

-  members of an approved affinity group financial services program

-  certain insurance company contract holders (one-year CDSC usually applies)

- participants in certain retirement plans with at least 100 members (one-year CDSC applies)

To utilize: if you think you may be eligible for a sales charge waiver, contact your financial representative or Signature Services, or consult the SAI.



--------------------------------------------------------------------------------
OPENING AN ACCOUNT

1  Read this prospectus carefully.

2 Determine how much you want to invest. The minimum initial investments for the John Hancock funds are as follows:

   - non-retirement account: $1,000

   - retirement account: $250

   - group investments: $250

   - Monthly Automatic Accumulation Plan (MAAP): $25 to open; you must invest at least $25 a month

3 Complete the appropriate parts of the account application, carefully following the instructions. If you have questions, please contact your financial representative or call Signature Services at 1-800-225-5291.

4 Complete the appropriate parts of the account privileges section of the application. By applying for privileges now, you can avoid the delay and inconvenience of having to file an additional application if you want to add privileges later.


5 Make your initial investment using the table on the next page. You and your financial representative can initiate any purchase, exchange or sale of shares.



                                                                YOUR ACCOUNT  17

 BUYING SHARES

                         OPENING AN ACCOUNT                     ADDING TO AN ACCOUNT
 BY CHECK
 [CHECK]                 -  Make out a check for the            -  Make out a check for the
                            investment amount, payable to          investment amount payable to
                            "John Hancock Signature                "John Hancock Signature
                            Services, Inc."                        Services, Inc."

                         -  Deliver the check and your          -  Fill out the detachable
                            completed application to your          investment slip from an account
                            financial representative, or           statement. If no slip is
                            mail them to Signature Services        available, include a note
                            (address on next page).                specifying the fund name, your
                                                                   share class, your account number
                                                                   and the name(s) in which the
                                                                   account is registered.

                                                                -  Deliver the check and your
                                                                   investment slip or note to your
                                                                   financial representative, or
                                                                   mail them to Signature Services
                                                                   (address on next page).



 BY EXCHANGE
 [RIGHT/LEFT ARROWS]     -  Call your financial                 -  Call your financial
                            representative or Signature            representative or Signature
                            Services to request an exchange.       Services to request an exchange.



 BY WIRE
 [JAGGED ARROW]          -  Deliver your completed              -  Instruct your bank to wire the
                            application to your financial          amount of your investment to:
                            representative, or mail it to          First Signature Bank & Trust
                            Signature Services.                    Account # 900000260
                                                                   Routing # 211475000
                         -  Obtain your account number by          Specify the fund name, your
                            calling your financial                 share class, your account number
                            representative or Signature            and the name(s) in which the
                            Services.                              account is registered. Your bank
                                                                   may charge a fee to wire funds.
                         -  Instruct your bank to wire the
                            amount of your investment to:
                            First Signature Bank & Trust
                            Account # 900000260
                            Routing # 211475000
                            Specify the fund name, your
                            choice of share class, the new
                            account number and the name(s)
                            in which the account is
                            registered. Your bank may charge
                            a fee to wire funds.


 BY PHONE
 [PHONE]                 See "By wire" and "By exchange."       -  Verify that your bank or credit
                                                                   union is a member of the
                                                                   Automated Clearing House (ACH)
                                                                   system.

                                                                -  Complete the "Invest-By-Phone"
                                                                   and "Bank Information" sections
                                                                   on your account application.

                                                                -  Call Signature Services to
                                                                   verify that these features are
                                                                   in place on your account.

                                                                -  Tell the Signature Services
                                                                   representative the fund name,
                                                                   your share class, your account
                                                                   number, the name(s) in which the
                                                                   account is registered and the
                                                                   amount of your investment.


To open or add to an account using the Monthly Automatic Accumulation Program, see "Additional investor services."


18  YOUR ACCOUNT

 SELLING SHARES

                         DESIGNED FOR                           TO SELL SOME OR ALL OF YOUR SHARES
 BY LETTER
 [LETTER]                -  Accounts of any type.               -  Write a letter of instruction or
                                                                   complete a stock power
                         -  Sales of any amount.                   indicating the fund name, your
                                                                   share class, your account
                                                                   number, the name(s) in which the
                                                                   account is registered and the
                                                                   dollar value or number of shares
                                                                   you wish to sell.

                                                                -  Include all signatures and any
                                                                   additional documents that may be
                                                                   required (see next page).


                                                                -  Mail the materials to Signature
                                                                   Services.


                                                                -  A check will be mailed to the
                                                                   name(s) and address in which the
                                                                   account is registered, or
                                                                   otherwise according to your
                                                                   letter of instruction.


 BY PHONE
 [PHONE]                 -  Most accounts.                      -  For automated service 24 hours a
                                                                   day using your touch-tone phone,
                         -  Sales of up to $100,000.               call the EASI-Line at
                                                                   1-800-338-8080.


                                                                -  To place your order with a
                                                                   representative at John Hancock
                                                                   Funds, call Signature Services
                                                                   between 8 A.M. and 4 P.M.
                                                                   Eastern Time on most business
                                                                   days.



 BY WIRE OR ELECTRONIC
 FUNDS TRANSFER (EFT)
 [JAGGED ARROW]          -  Requests by letter to sell any      -  Fill out the "Telephone
                            amount (accounts of any type).         Redemption" section of your new
                                                                   account application.
                         -  Requests by phone to sell up to
                            $100,000 (accounts with             -  To verify that the telephone
                            telephone redemption                   redemption privilege is in place
                            privileges).                           on an account, or to request the
                                                                   forms to add it to an existing
                                                                   account, call Signature
                                                                   Services.

                                                                -  Amounts of $1,000 or more will
                                                                   be wired on the next business
                                                                   day. A $4 fee will be deducted
                                                                   from your account.

                                                                -  Amounts of less than $1,000 may
                                                                   be sent by EFT or by check.
                                                                   Funds from EFT transactions are
                                                                   generally available by the
                                                                   second business day. Your bank
                                                                   may charge a fee for this
                                                                   service.


 BY EXCHANGE
 [RIGHT/LEFT ARROWS]     -  Accounts of any type.               -  Obtain a current prospectus for
                                                                   the fund into which you are
                         -  Sales of any amount.                   exchanging by calling your
                                                                   financial representative or
                                                                   Signature Services.


                                                                -  Call your financial
                                                                   representative or Signature
                                                                   Services to request an exchange.


ADDRESS
JOHN HANCOCK SIGNATURE SERVICES, INC.
1 JOHN HANCOCK WAY, SUITE 1000
BOSTON, MA 02217-1000

PHONE
1-800-225-5291

OR CONTACT YOUR FINANCIAL REPRESENTATIVE
FOR INSTRUCTIONS AND ASSISTANCE.


To sell shares through a systematic withdrawal plan, see "Additional investor services."


                                                                YOUR ACCOUNT  19

SELLING SHARES IN WRITING In certain circumstances, you will need to make your request to sell shares in writing. You may need to include additional items with your request, as shown in the table below. You may also need to include a signature guarantee, which protects you against fraudulent orders. You will need a signature guarantee if:

-  your address of record has changed within the past 30 days

-  you are selling more than $100,000 worth of shares

- you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s)

You can generally obtain a signature guarantee from the following sources:

-  a broker or securities dealer

-  a federal savings, cooperative or other type of bank

-  a savings and loan or other thrift institution

-  a credit union

-  a securities exchange or clearing agency

A notary public CANNOT provide a signature guarantee.


 SELLER                                   REQUIREMENTS FOR WRITTEN REQUESTS  [LETTER]
Owners of individual, joint, sole         -  Letter of instruction.
proprietorship, UGMA/UTMA
(custodial accounts for minors) or        -  On the letter, the signatures
general partner accounts.                    and titles of all persons
                                             authorized to sign for the
                                             account, exactly as the account
                                             is registered.

                                          -  Signature guarantee if
                                             applicable (see above).


Owners of corporate or association        -  Letter of instruction.
accounts.
                                          -  Corporate resolution, certified
                                             within the past two years.


                                          -  On the letter and the
                                             resolution, the signature of the
                                             person(s) authorized to sign for
                                             the account.

                                          -  Signature guarantee if
                                             applicable (see above).

Owners or trustees of trust               -  Letter of instruction.
accounts.
                                          -  On the letter, the signature(s)
                                             of the trustee(s).


                                          -  If the names of all trustees are
                                             not registered on the account,
                                             please also provide a copy of
                                             the trust document certified
                                             within the past six months.


                                          -  Signature guarantee if
                                             applicable (see above).

Joint tenancy shareholders whose          -  Letter of instruction signed by
co-tenants are deceased.                     surviving tenant.

                                          -  Copy of death certificate.

                                          -  Signature guarantee if
                                             applicable (see above).

Executors of shareholder estates.         -  Letter of instruction signed by
                                             executor.

                                          -  Copy of order appointing
                                             executor.

                                          -  Signature guarantee if
                                             applicable (see above).

Administrators, conservators,             -  Call 1-800-225-5291 for
guardians and other sellers or               instructions.
account types not listed above.


20  YOUR ACCOUNT

--------------------------------------------------------------------------------
TRANSACTION POLICIES

VALUATION OF SHARES The net asset value per share (NAV) for each fund and class is determined each business day at the close of regular trading on the New York Stock Exchange (typically 4 P.M. Eastern Time) by dividing a class's net assets by the number of its shares outstanding.

BUY AND SELL PRICES When you buy shares, you pay the NAV plus any applicable sales charges, as described earlier. When you sell shares, you receive the NAV minus any applicable deferred sales charges.

EXECUTION OF REQUESTS Each fund is open on those days when the New York Stock Exchange is open, typically Monday through Friday. Buy and sell requests are executed at the next NAV to be calculated after your request is accepted by Signature Services.

At times of peak activity, it may be difficult to place requests by phone. During these times, consider using EASI-Line or sending your request in writing.

In unusual circumstances, any fund may temporarily suspend the processing of sell requests, or may postpone payment of proceeds for up to three business days or longer, as allowed by federal securities laws.

TELEPHONE TRANSACTIONS For your protection, telephone requests may be recorded in order to verify their accuracy. In addition, Signature Services will take measures to verify the identity of the caller, such as asking for name, account number, Social Security or other taxpayer ID number and other relevant information. If appropriate measures are taken, Signature Services is not responsible for any losses that may occur to any account due to an unauthorized telephone call. Also for your protection, telephone transactions are not permitted on accounts whose names or addresses have changed within the past 30 days. Proceeds from telephone transactions can only be mailed to the address of record.

EXCHANGES You may exchange shares of one John Hancock fund for shares of the same class of any other, generally without paying any additional sales charges. The registration for both accounts involved must be identical. Class B shares will continue to age from the original date and will retain the same CDSC rate as they had before the exchange, except that the rate will change to the new fund's rate if that rate is higher. A CDSC rate that has increased will drop again with a future exchange into a fund with a lower rate.


To protect the interests of other investors in the fund, a fund may cancel the exchange privileges of any parties that, in the opinion of the fund, are using market timing strategies or making more than seven exchanges per owner or controlling party per calendar year. A fund may also refuse any exchange order. A fund may change or cancel its exchange policies at any time, upon 60 days' notice to its shareholders.

CERTIFICATED SHARES Most shares are electronically recorded. If you wish to have certificates for your shares, please write to Signature Services. Certificated shares can only be sold by returning the certificates to Signature Services, along with a letter of instruction or a stock power and a signature guarantee.

SALES IN ADVANCE OF PURCHASE PAYMENTS When you place a request to sell shares for which the purchase money has not yet been collected, the request will be executed in a timely fashion, but the fund will not release the proceeds to you until your purchase payment clears. This may take up to ten business days after the purchase.

ELIGIBILITY BY STATE You may only invest in, or exchange into, fund shares legally available in your state.


--------------------------------------------------------------------------------
DIVIDENDS AND ACCOUNT POLICIES

Account statements In general, you will receive account statements as follows:

- after every transaction (except a dividend reinvestment) that affects your account balance

-  after any changes of name or address of the registered owner(s)

-  in all other circumstances, every quarter

Every year you should also receive, if applicable, a Form 1099 tax information statement, mailed by January 31.

DIVIDENDS The funds generally distribute most or all of their net earnings in the form of dividends. Income dividends are typically paid quarterly, and capital gains dividends, if any, are typically paid annually.



                                                                YOUR ACCOUNT  21

DIVIDEND REINVESTMENTS Most investors have their dividends reinvested in additional shares of the same fund and class. If you choose this option, or if you do not indicate any choice, your dividends will be reinvested on the dividend record date. Alternatively, you can choose to have a check for your dividends mailed to you. However, if the check is not deliverable, your dividends will be reinvested.


TAXABILITY OF DIVIDENDS As long as a fund meets the requirements for being a tax-qualified regulated investment company, which each fund has in the past and intends to in the future, it pays no federal income tax on the earnings it distributes to shareholders.

Consequently, dividends you receive from a fund, whether reinvested or taken as cash, are generally considered taxable. Dividends from a fund's long-term capital gains are taxable as capital gains; dividends from other sources are generally taxable as ordinary income.

Some dividends paid in January may be taxable as if they had been paid the previous December. Corporations may be entitled to take a dividends-received deduction for a portion of certain dividends they receive.

The Form 1099 that is mailed to you every January details your dividends and their federal tax category, although you should verify your tax liability with your tax professional.


TAXABILITY OF TRANSACTIONS Any time you sell or exchange shares, it is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. You are responsible for any tax liabilities generated by your transactions.


SMALL ACCOUNTS (NON-RETIREMENT ONLY) If you draw down a non-retirement account so that its total value is less than $1,000, you may be asked to purchase more shares within 30 days. If you do not take action, your fund may close out your account and mail you the proceeds. Alternatively, Signature Services may charge you $10 a year to maintain your account. You will not be charged a CDSC if your account is closed for this reason, and your account will not be closed if its drop in value is due to fund performance or the effects of sales charges.

--------------------------------------------------------------------------------
ADDITIONAL INVESTOR SERVICES

MONTHLY AUTOMATIC ACCUMULATION PROGRAM (MAAP) MAAP lets you set up regular investments from your paycheck or bank account to the John Hancock fund(s) of your choice. You determine the frequency and amount of your investments, and you can terminate your program at any time. To establish:
- Complete the appropriate parts of your account application.
- If you are using MAAP to open an account, make out a check ($25 minimum) for your first investment amount payable to "John Hancock Signature Services, Inc." Deliver your check and application to your financial representative or Signature Services.


SYSTEMATIC WITHDRAWAL PLAN This plan may be used for routine bill payments or periodic withdrawals from your account. To establish:
- Make sure you have at least $5,000 worth of shares in your account.
- Make sure you are not planning to invest more money in this account (buying shares during a period when you are also selling shares of the same fund is not advantageous to you, because of sales charges).
- Specify the payee(s). The payee may be yourself or any other party, and there is no limit to the number of payees you may have, as long as they are all on the same payment schedule.
- Determine the schedule: monthly, quarterly, semi-annually, annually or in certain selected months.
- Fill out the relevant part of the account application. To add a systematic withdrawal plan to an existing account, contact your financial representative or Signature Services.


RETIREMENT PLANS John Hancock Funds offers a range of qualified retirement plans, including IRAs, SEPs, 401(k) plans, 403(b) plans (including TSAs) and other pension and profit-sharing plans. Using these plans, you can invest in any John Hancock fund (except tax-free income funds) with a low minimum investment of $250 or, for some group plans, no minimum investment at all. To find out more, call Signature Services at 1-800-225-5291.


22 YOUR ACCOUNT

--------------------------------------------------------------------------------
BUSINESS STRUCTURE

HOW THE FUNDS ARE ORGANIZED Each John Hancock growth and income fund is an open-end management investment company or a series of such a company.

Each fund is supervised by a board of trustees, an independent body that has ultimate responsibility for the fund's activities. The board retains various companies to carry out the fund's operations, including the investment adviser, custodian, transfer agent and others (see diagram). The board has the right, and the obligation, to terminate the fund's relationship with any of these companies and to retain a different company if the board believes it is in the shareholders' best interests.

At a mutual fund's inception, the initial shareholder (typically the adviser) appoints the fund's board. Thereafter, the board and the shareholders determine the board's membership. The boards of the John Hancock growth and income funds may include individuals who are affiliated with the investment adviser. However, the majority of board members must be independent.

The funds do not hold annual shareholder meetings, but may hold special meetings for such purposes as electing or removing board members, changing fundamental policies, approving a management contract or approving a 12b-1 plan (12b-1 fees are explained in "Sales compensation").

                                      ------------------
                                          Shareholders
                                      -------------------

                               ----------------------------------
                                 Financial services firms and
                                     their representatives

 Distribution                    Advise current and prospective
and shareholder                    shareholders on their fund
   services                     invesments, often in the context
                                  of an overall financial plan.
                               ------------------------------------
           ---------------------------------          -------------------------------------
                 Principal distributor                           Transfer agent

                John Hancock Funds, Inc.              John Hancock Signature Services, Inc.
                 101 Huntington Avenue                   1 John Hancock Way, Suite 1000
                 Boston, MA 02199-7603                       Boston, MA 02217-1000

           Markets the funds and distributes          Handles shareholder services, includ-
            shares through selling brokers,            ing record-keeping and statements,
             financial planners and other              distribution of dividends and pro-
              financial representatives.                cessing of buy and sell requests.
          ---------------------------------          -------------------------------------

----------------------------      ---------------------------      -----------------------------------
    Subadvisers                       Investment adviser                       Custodian

Independence Investment           John Hancock Advisers, Inc.          Investors Bank & Trust Co.
   Associates, Inc.                 101 Huntington Avenue                   89 South Street
   53 State Street                  Boston, MA 02199-7603                  Boston, MA 02111                   Asset
   Boston, MA 02109                                                                                         Management
                                      Manages the funds'           Holds the funds' assets, settles
   Sovereign Asset                   business and invest-          all portfolio trades and collects
Management Corporation                 ment activites.             most of the valuation data required
    One Westlakes                 ---------------------------      for calculating each fund's NAV.
1235 Westlakes Drive                                               -----------------------------------
 Berwyn, PA 19312
                                 --------------------------------
Provide portfolio management                 Trustees
 services to certain funds.
----------------------------     Supervise the funds' activities.
                                 --------------------------------


                                                                 FUND DETAILS 23

ACCOUNTING COMPENSATION The funds compensate the adviser for performing tax and financial management services. Annual compensation is not expected to exceed 0.02% of each fund's average net assets.


PORTFOLIO TRADES In placing portfolio trades, the adviser may use brokerage firms that market the fund's shares or are affiliated with John Hancock Mutual Life Insurance Company, but only when the adviser believes no other firm offers a better combination of quality execution (i.e., timeliness and completeness) and favorable price.


INVESTMENT GOALS Except for Growth and Income Fund, Sovereign Balanced Fund and Utilities Fund, each fund's investment goal is fundamental and may only be changed with shareholder approval.


DIVERSIFICATION All of the growth and income funds are diversified.


--------------------------------------------------------------------------------
SALES COMPENSATION

As part of their business strategies, the funds, along with John Hancock Funds, pay compensation to financial services firms that sell the funds' shares. These firms typically pass along a portion of this compensation to your financial representative.

Compensation payments originate from two sources: from sales charges and from 12b-1 fees that are paid out of the funds' assets ("12b-1" refers to the federal securities regulation authorizing annual fees of this type). The 12b-1 fee rates vary by fund and by share class, according to Rule 12b-1 plans adopted by the funds. The sales charges and 12b-1 fees paid by investors are detailed in the fund-by-fund information. The portions of these expenses that are reallowed to financial services firms are shown on the next page.

Distribution fees may be used to pay for sales compensation to financial services firms, marketing and overhead expenses and, for Class B shares, interest expenses.

CLASS B UNREIMBURSED DISTRIBUTION EXPENSES(1)


                           Unreimbursed      As a % of
Fund                       expenses          net assets

Growth and Income          $   3,586,396        2.57%

Independence Equity        $     345,426        1.30%

Sovereign Balanced         $   3,393,763        3.88%

Sovereign Investors        $  10,068,331        3.00%

Special Value              $     964,684        4.81%

Utilities                  $   2,350,903        4.73%


(1) As of the most recent fiscal year end covered by each fund's financial highlights. These expenses may be carried forward indefinitely.



INITIAL COMPENSATION Whenever you make an investment in a fund or funds, the financial services firm receives either a reallowance from the initial sales charge or a commission, as described below. The firm also receives the first year's service fee at this time.


ANNUAL COMPENSATION Beginning with the second year after an investment is made, the financial services firm receives an annual service fee of 0.25% of its total eligible net assets. This fee is paid quarterly in arrears.

Financial services firms selling large amounts of fund shares may receive extra compensation. This compensation, which John Hancock Funds pays out of its own resources, may include asset retention fees as well as reimbursement for marketing expenses.


24 FUND DETAILS

--------------------------------------------------------------------------------
CLASS A INVESTMENTS
--------------------------------------------------------------------------------

                                                         MAXIMUM
                                 SALES CHARGE            REALLOWANCE             FIRST YEAR              MAXIMUM
                                 PAID BY INVESTORS       OR COMMISSION           SERVICE FEE             TOTAL COMPENSATION(1)
                                 (% of offering price)   (% of offering price)   (% of net investment)   (% of offering price)
Up to $49,999                    5.00%                   4.01%                   0.25%                   4.25%
$50,000 - $99,999                4.50%                   3.51%                   0.25%                   3.75%
$100,000 - $249,999              3.50%                   2.61%                   0.25%                   2.85%
$250,000 - $499,999              2.50%                   1.86%                   0.25%                   2.10%
$500,000 - $999,999              2.00%                   1.36%                   0.25%                   1.60%

REGULAR INVESTMENTS OF
$1 MILLION OR MORE
First $1M - $4,999,999           --                      0.75%                   0.25%                   1.00%
Next $1 - $5M above that         --                      0.25%                   0.25%                   0.50%
Next $1 or more above that       --                      0.00%                   0.25%                   0.25%

Waiver investments(2)            --                      0.00%                   0.25%                   0.25%

--------------------------------------------------------------------------------
CLASS B INVESTMENTS
--------------------------------------------------------------------------------

                                                         MAXIMUM
                                                         REALLOWANCE             FIRST YEAR              MAXIMUM
                                                         OR COMMISSION           SERVICE FEE             TOTAL COMPENSATION
                                                         (% of offering price)   (% of net investment)   (% of offering price)
All amounts                                              3.75%                   0.25%                   4.00%

(1) Reallowance/commission percentages and service fee percentages are calculated from different amounts, and therefore may not equal total compensation percentages if combined using simple addition.
(2) Refers to any investments made by municipalities, financial institutions, trusts and affinity group members that take advantage of the sales charge waivers described earlier in this prospectus.

CDSC revenues collected by John Hancock Funds may be used to pay commissions when there is no initial sales charge.


                                                                 FUND DETAILS 25

--------------------------------------------------------------------------------
MORE ABOUT RISK

A fund's risk profile is largely defined by the fund's primary securities and investment practices. You may find the most concise description of each fund's risk profile in the fund-by-fund information.

The funds are permitted to utilize -- within limits established by the trustees -- certain other securities and investment practices that have higher risks and opportunities associated with them. On the following page are brief descriptions of these securities and practices, along with the risks associated with them. The funds follow certain policies that may reduce these risks.

As with any mutual fund, there is no guarantee that the performance of a John Hancock growth and income fund will be positive over any period of time.


--------------------------------------------------------------------------------
TYPES OF INVESTMENT RISK

CORRELATION RISK The risk that changes in the value of a hedging instrument will not match those of the asset being hedged (hedging is the use of one investment to offset the effects of another investment).

CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation.

CURRENCY RISK The risk that fluctuations in the exchange rates between the U.S. dollar and foreign currencies may negatively affect an investment.

EXTENSION RISK The risk that an unexpected rise in interest rates will extend the life of a mortgage-backed security beyond the expected prepayment time, typically reducing the security's value.

INFORMATION RISK The risk that key information about a security or market is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. With fixed-rate securities, a rise in interest rates typically causes a fall in values, while a fall in rates typically causes a rise in values.

LEVERAGE RISK Associated with securities or practices (such as borrowing) that multiply small index or market movements into large changes in value.
- HEDGED When a derivative (a security whose value is based on another security or index) is used as a hedge against an opposite position that the fund also holds, any loss generated by the derivative should be substantially offset by gains on the hedged investment, and vice versa. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains.
- SPECULATIVE To the extent that a derivative is not used as a hedge, the fund is directly exposed to the risks of that derivative. Gains or losses from speculative positions in a derivative may be substantially greater than the derivative's original cost.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

MANAGEMENT RISK The risk that a strategy used by a fund's management may fail to produce the intended result. Common to all mutual funds.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Common to all stocks and bonds and the mutual funds that invest in them.

NATURAL EVENT RISK The risk of losses attributable to natural disasters, crop failures and similar events.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

POLITICAL RISK The risk of losses directly attributable to government or political actions of any sort.

PREPAYMENT RISK The risk that unanticipated prepayments may occur, reducing the value of mortgage-backed securities.

VALUATION RISK The risk that a fund has valued certain of its securities at a higher price than it can sell them for.

--------------------------------------------------------------------------------
ANALYSIS OF FUNDS WITH 5% OR MORE IN JUNK BONDS(1)
--------------------------------------------------------------------------------

                  QUALITY RATING
                  (S&P/MOODY'S)(2)           SOVEREIGN BALANCED FUND

                  AAA/Aaa                    17.7%
INVESTMENT-       AA/Aa                       2.0%
GRADE BONDS       A/A                         5.1%
                  BBB/Baa                     4.2%
-----------------------------------------------------------------------
                  BB/Ba                       2.6%
                  B/B                         2.1%
JUNK BONDS        CCC/Caa                     0.0%
                  CC/Ca                       0.0%
                  C/C                         0.0%
                  % of portfolio in bonds    33.7%

- Rated by Standard & Poor's or Moody's

(1) Average weighted quality distribution for the most recent fiscal year.

(2) In cases where the S&P and Moody's ratings for a given bond issue do not agree, the issue has been counted in the higher category.


26 FUND DETAILS

--------------------------------------------------------------------------------
HIGHER-RISK SECURITIES AND PRACTICES
--------------------------------------------------------------------------------

This table shows each fund's investment limitations as a percentage of portfolio assets. In each case the principal types of risk are listed (see previous page for definitions). Numbers in this table show allowable usage only; for actual usage, consult the fund's annual/semi-annual reports.

10 Percent of total assets (italic type)
10 Percent of net assets (roman type)
/x/   No policy limitation on usage; fund may be using currently
/ /   Permitted, but has not typically been used
--     Not permitted

                                                                      Growth
                                                                       and    Independence  Sovereign  Sovereign  Special
                                                                      Income    Equity      Balanced   Investors   Value   Utilities
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT PRACTICES

BORROWING; REVERSE REPURCHASE AGREEMENTS The borrowing of
money from banks or through reverse repurchase agreements.
Leverage, credit risks.                                                33.3      33.3          33         --        33.3      33.3

REPURCHASE AGREEMENTS The purchase of a security that must
later be sold back to the issuer at the same price plus
interest. Credit risk.                                                  /X/       /X/         /X/        /X/         /X/       /X/

SECURITIES LENDING The lending of securities to financial
institutions, which provide cash or government securities as
collateral. Credit risk.                                                 33      33.3        33.3       33.3        33.3      33.3

SHORT SALES The selling of securities that have been borrowed on the expectation that the market price will drop.
- Hedged. Hedged leverage, market, correlation, liquidity,
  opportunity risks.                                                     --       / /         / /        / /         / /       / /
- Speculative. Speculative leverage, market, liquidity risks.            --       / /          --         --         / /        --

SHORT-TERM TRADING Selling a security soon after purchase. A portfolio engaging in short-term trading will have higher
turnover and transaction expenses. Market risk.                         /X/       /X/         /X/        /X/         /X/       /X/

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS The purchase or sale of securities for delivery at a future date; market value may change before delivery. Market, opportunity, leverage
risks.                                                                  /X/       /X/         /X/        /X/         /X/       /X/

------------------------------------------------------------------------------------------------------------------------------------
CONVENTIONAL SECURITIES

NON-INVESTMENT-GRADE DEBT SECURITIES Debt securities rated
below BBB/Baa are considered junk bonds. Credit, market,
interest rate, liquidity, valuation and information risks.               15        --          25          5          15        --

FOREIGN SECURITIES Securities issued by foreign companies, as well as American or European depository receipts, which are
dollar-denominated securities typically issued by American or
European banks and are based on ownership of securities issued by foreign companies. Market, currency, information, natural
event, political risks.                                                  35       /X/          35        / /          50        25

RESTRICTED AND ILLIQUID SECURITIES Securities not traded on
the open market. May include illiquid Rule 144A securities.
Liquidity, valuation, market risks.                                      10        15          15         15          15        15

------------------------------------------------------------------------------------------------------------------------------------
LEVERAGED DERIVATIVE SECURITIES

FINANCIAL FUTURES AND OPTIONS; SECURITIES AND INDEX OPTIONS
Contracts involving the right or obligation to deliver or
receive assets or money depending on the performance of one or more assets or an economic index.
- Futures and related options. Interest rate, currency,
  market, hedged or speculative leverage, correlation,
  liquidity, opportunity risks.                                         /X/       / /         / /         --         /X/       / /
- Options on securities and indices. Interest rate, currency, market, hedged or speculative leverage, correlation,
  liquidity, credit, opportunity risks.                                  10(1)    / /           5(1)       5(1)        5(1)    / /

CURRENCY CONTRACTS Contracts involving the right or obligation to buy or sell a given amount of foreign currency at a
specified price and future date.
- Hedged. Currency, hedged leverage, correlation, liquidity,
  opportunity risks.                                                    /X/        --         /X/         --         /X/       /X/
- Speculative. Currency, speculative leverage, liquidity
  risks.                                                                 --        --          --         --          --        --

(1) Applies to purchased options only.


                                                                 FUND DETAILS 27

FOR MORE INFORMATION
--------------------------------------------------------------------------------

Two documents are available that offer further information on John Hancock growth and income funds:

ANNUAL/SEMI-ANNUAL REPORT TO SHAREHOLDERS
Includes financial statements, detailed performance information, portfolio holdings, a statement from portfolio management and the auditor's report.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI contains more detailed information on all aspects of the funds. The current annual/ semi-annual report is included in the SAI.

A current SAI has been filed with the Securities and Exchange Commission and is incorporated by reference (is legally a part of this prospectus).

To request a free copy of the current annual/semi-annual report or SAI, please write or call:

John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, MA 02217-1000
Telephone: 1-800-225-5291
EASI-Line: 1-800-338-8080
TDD: 1-800-544-6713
Internet: www.jhancock.com/funds



[LOGO]
JOHN HANCOCK FUNDS
A Global Investment Management Firm
101 Huntington Avenue
Boston, Massachusetts 02199-7603


JOHN HANCOCK(R)
Financial Services

JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM


             VOTE THIS PROXY CARD TODAY! YOUR PROMPT RESPONSE WILL
               SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS




                           JOHN HANCOCK UTILITIES FUND
               101 HUNTINGTON AVENUE, BOSTON, MASSACHUSETTS 02199
               SPECIAL MEETING OF SHAREHOLDERS - NOVEMBER 12, 1997
                   PROXY SOLICITATION BY THE BOARD OF TRUSTEES


     The undersigned, revoking previous proxies, hereby appoint(s) Edward J. Boudreau, Jr., Susan S. Newton and James B. Little, with full power of substitution in each, to vote all the shares of beneficial interest of John Hancock Utilities Fund ("Utilities Fund") which the undersigned is (are) entitled to vote at the Special Meeting of Shareholders (the "Meeting") of Utilities Fund to be held at 101 Huntington Avenue, Boston, Massachusetts, on November 12, 1997 at 9:00 a.m., Boston time, and at any adjournment(s) of the Meeting. All powers may be exercised by a majority of all proxy holders or substitutes voting or acting, or, if only one votes and acts, then by that one. Receipt of the Proxy Statement dated September 22, 1997 is hereby acknowledged. If not revoked, this proxy shall be voted for the proposal:


                                            PLEASE SIGN, DATE AND RETURN
                                            PROMPTLY IN ENCLOSED ENVELOPE

                                            Date __________________, 1997

                                             NOTE: Signature(s) should agree
                                             with name(s) printed herein. When
                                             signing as attorney, executor,
                                             administrator, trustee or guardian,
                                             please give your full title as
                                             such. If a corporation, please sign
                                             in full corporate name by president
                                             or other authorized officer. If a
                                             partnership, please sign in
                                             partnership name by authorized
                                             person.

                                             -----------------------------------
                                             Signature(s)

JOHN HANCOCK FUNDS
A GLOBAL INVESTMENT MANAGEMENT FIRM





VOTE THIS PROXY CARD TODAY! YOUR PROMPT RESPONSE WILL SAVE YOUR FUND THE EXPENSE OF ADDITIONAL MAILINGS.

THIS PROXY SHALL BE VOTED IN FAVOR OF (FOR) PROPOSAL 1 IF NO SPECIFICATION IS MADE BELOW. AS TO ANY OTHER MATTER, THE PROXY OR PROXIES SHALL VOTE IN ACCORDANCE WITH THEIR BEST JUDGEMENT. PLEASE VOTE BY FILLING IN THE APPROPRIATE BOX BELOW, AS SHOWN, USING BLUE OR BLACK INK OR DARK PENCIL. DO NOT USE RED INK.

     (1) To approve an Agreement and Plan of Reorganization between Utilities Fund and John Hancock Growth and Income Fund. Under this Agreement, Utilities Fund would transfer all of its assets to Growth and Income Fund. These shares will be distributed proportionately to you and the other shareholders of Utilities Fund. Growth and Income Fund will also assume Utilities Fund's liabilities.

               ----                         ----                        ----
     FOR      |____|               AGAINST |____|             ABSTAIN  |____|

           PLEASE DO NOT FORGET TO SIGN THE REVERSE SIDE OF THIS CARD.